UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2011

Date of reporting period: October 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein

Corporate Income Shares

October 31, 2010

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

December 14, 2010

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Corporate Income Shares (the “Fund”) for the semi-annual reporting period ended October 31, 2010. Please note, shares of this Fund are offered exclusively through registered investment advisers approved by AllianceBernstein L.P. (the “Adviser”).

Investment Objective and Policies

The Fund’s investment objective is high current income.

The Fund invests, under normal circumstances, at least 80% of its net assets in US corporate bonds. The Fund may also invest in US Government securities (other than US Government securities that are mortgage-backed or asset-backed securities), repurchase agreements, forward contracts relating to US Government securities and US dollar-denominated fixed-income securities issued by non-US companies. The Fund normally invests all of its assets in securities that are rated, at the time of purchase, at least BBB- or the equivalent. The Fund will not invest in unrated corporate debt securities. The Fund has the flexibility to invest in long- and short-term fixed-income securities. In making decisions about whether to buy or sell securities, the Fund will consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions and the credit quality of individual issuers. The Fund also may invest in convertible debt securities; invest up to 10% of its assets in inflation-protected securities; invest up to 5% of its net assets in preferred stock; purchase and sell interest rate futures contracts and options; enter into swap transactions; invest in zero coupon securities and payment-in-kind debentures; and make secured loans of portfolio securities.

Investment Results

The table on page 5 shows the Fund’s performance compared to its benchmark, the Barclays Capital US Credit Bond Index, for the six- and 12-month periods ended October 31, 2010.

The Fund underperformed its benchmark for the six-month period ended October 31, 2010, before sales charges. The Fund’s overweight to higher beta securities—issues whose spreads tend to narrow or widen by more than the index average when the market moves—and overweight to the financial industry detracted from relative performance as risk aversion spiked in the second quarter. The Fund’s underweight to non-corporate sectors also detracted for the six-month period.

The Fund outperformed its benchmark for the 12-month period ended October 31, 2010, before sales charges. The Fund’s overweight to higher beta securities and overweight to financial sector contributed to positive relative returns for the 12-month period as credit markets recovered throughout most of 2010. Overall yield curve positioning and exposure to high yield were positive contributors for both periods. The Fund held no derivative positions during the reporting periods.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	1

Market Review and Investment Strategy

The global economic recovery continued in 2010 driven by strong gains in emerging-market economies. Import growth in emerging-market economies boomed, acting as an important catalyst in the recovery of industrialized economies. Concerns over sovereign debt in peripheral Europe and the potential for a double-dip in the US economy however rose in the second quarter dampening market sentiment. Worries about the fiscal position of Greece intensified, causing Greek sovereign bond spreads to sharply widen. These worries spread to other peripheral countries such as Spain and Portugal, while shares of French, German and Spanish banks came under pressure as concerns grew about their exposure to troubled government debt. Downgrades of Greece, Portugal and Spain by the rating agencies added to the anxiety along with renewed concern about Ireland.

Most fixed income sectors posted solid positive returns for the six month period with US investment grade credit returning 6.43%. Corporates at 6.48% modestly outperformed non-corporate holdings at 6.26% for the six-month period ended October 31, 2010. By credit quality, lower rated credit outperformed the higher quality tiers and longer maturity credit outperformed shorter maturities. By industry, REITs returned 7.97%, transportation rose 7.82% and communications increased 7.25%. Underperforming industries for the six-month period included energy, returning 5.97%, banking increasing 6.11% and capital goods rising 6.15%. Return dispersion among industries markedly decreased as credit markets continued to recover. All returns are according to the Barclays Capital Indices.

The Fund’s Corporate Income Shares Investment Team (the “Team”) believes that investment-grade corporate debt today offers attractive risk-adjusted return potential. Yield spreads remain above long-term averages, and US investment-grade corporates have strong fundamentals, with ample cash on their balance sheets and declining leverage. Earnings growth for the third quarter was strong with approximately 72% of companies beating earnings expectations (compared with a long term average of 57%). Earnings in the S&P 500 were up an impressive 34% year over year, and 26% excluding financials.

The Team also believes that overall supply is supportive for corporate issues. Net investment-grade issuance is expected to fall well below that of recent years, and money continues to flow into bond funds as investors seek higher yields. In contrast to the favorable supply picture for corporate debt, net issuance of government debt has dramatically increased. As a result, corporate debt is making up an increasingly smaller share of total bond-market issuance. The corporate component’s share of the Barclays Capital US Aggregate Index has dropped close to its lowest level in a decade.

2	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

The Fund’s investment-grade corporate holdings are concentrated in higher-beta issues. In recent quarters, the Team has tempered some of the Fund’s most aggressive overweights in higher-beta issues, which include cyclical subsectors such as financials, consumer cyclicals and basic industry, further diversifying the Fund’s corporate holdings. The Fund also remains overweight in BBB-rated corporates and retains modest positions in junior subordinated capital securities. Furthermore, the Team continues to focus the Fund’s corporate holdings on five- to 10-year maturities.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	3

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 227-4618.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

Investors should consider the investment objectives, risks, charges and expenses of the Fund/Portfolio carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

Benchmark Disclosure

The unmanaged Barclays Capital US Credit Bond Index does not reflect fees and expenses associated with the active management of a fund portfolio. The Barclays Capital US Credit Index represents the performance of the US credit securities within the US fixed income market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Price fluctuation in the Fund’s securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Changes in interest rates have a greater effect on bonds with longer maturities than those with shorter maturities. Similar to direct bond ownership, bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Fund. This Fund can utilize leverage as an investment strategy. When a fund borrows money or otherwise leverages its portfolio, it may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s investments. The Fund may create leverage through the use of derivatives. High yield bonds, otherwise known as “junk bonds,” involve a greater risk of default and price volatility than other bonds. Investing in below-investment grade securities presents special risks, including credit risk. Investments in the Fund are not guaranteed because of fluctuation in the net asset value of the underlying fixed-income related investments. The Fund is subject to liquidity risk because derivatives and securities involving substantial interest rate and credit risk tend to involve greater liquidity risk. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objective, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund’s prospectus.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED OCTOBER 31, 2010	NAV Returns
	6 Months	12 Months
AllianceBernstein Corporate Income Shares	6.09%	13.88%

Barclays Capital US Credit Bond Index	6.43%	11.17%

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (OCTOBER 31, 2010)
Returns
1 Year	13.88%
3 Year	9.45%
Since Inception*	7.88%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2010)
Returns
1 Year	15.10%
3 Year	9.69%
Since Inception*	8.02%

The prospectus fee table shows the fees and the Total Fund Operating Expenses of the Fund as 0.00% because the Adviser does not charge any fees or expenses and reimburses Fund operating expenses. Participants in a wrap fee program eligible to invest in the Fund pay fees to the program sponsor and should review the wrap program brochure provided by the sponsor for a discussion of fees and expenses charged.

*	Inception Date: 12/11/06.

See Historical Performance disclosures on page 4.

6	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur various ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010		Ending Account Value October 31, 2010		Expenses Paid During Period*
	Actual	Hypothetical	Actual	Hypothetical**	Actual	Hypothetical
Class A	$1,000	$1,000	$1,060.87	$1,025.21	$0.00	$0.00
*	Expenses are equal to the Fund’s annualized expense ratio of 0.00%. The Fund’s expenses are borne by the Adviser or it affiliates.

**	Assumes 5% return before expenses.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	7

Fund Expenses

PORTFOLIO SUMMARY

October 31, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $31.3

*	All data are as of October 31, 2010. The Fund’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The issuer classifications presented herein are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

8	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio Summary

PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADES – 87.2%
Industrial – 40.4%
Basic – 5.4%
Alcoa, Inc. 5.72%, 2/23/19	$130	$133,180
AngloGold Ashanti Holdings PLC 5.375%, 4/15/20	90	96,120
ArcelorMittal 6.125%, 6/01/18	145	158,580
Commercial Metals Co. 7.35%, 8/15/18	80	85,093
Dow Chemical Co. (The) 7.375%, 11/01/29	195	227,594
Eastman Chemical Co. 7.25%, 1/15/24	135	163,349
Freeport-McMoRan Copper & Gold, Inc. 8.25%, 4/01/15	110	117,838
International Paper Co. 7.95%, 6/15/18	150	183,408
Lubrizol Corp. 8.875%, 2/01/19	95	122,821
Mosaic Co. (The) 7.625%, 12/01/16(a)	80	86,857
Packaging Corp. of America 5.75%, 8/01/13	95	102,922
PPG Industries, Inc. 6.65%, 3/15/18	45	54,309
Teck Resources Ltd. 5.375%, 10/01/15	130	144,613

		1,676,684

Capital Goods – 3.9%
Caterpillar, Inc. 7.375%, 3/01/97	280	349,504
CRH America, Inc. 5.30%, 10/15/13	170	182,989
General Electric Co. 5.25%, 12/06/17	230	258,949
Owens Corning 9.00%, 6/15/19	100	121,223
Republic Services, Inc. 5.50%, 9/15/19	145	164,171
Vulcan Materials Co. 7.00%, 6/15/18	140	155,954

		1,232,790

Communications - Media – 5.9%
CBS Corp. 5.625%, 8/15/12	73	77,848

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	9

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

7.875%, 7/30/30	$85	$100,314
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22	110	156,216
COX Communications, Inc. 5.875%, 12/01/16(a)	135	156,641
DirecTV Holdings LLC/DirecTV Financing Co., Inc. 4.75%, 10/01/14	155	170,147
News America Holdings, Inc. 8.875%, 4/26/23	165	226,927
Omnicom Group, Inc. 6.25%, 7/15/19	115	133,296
RR Donnelley & Sons Co. 4.95%, 4/01/14	160	167,250
TCI Communications, Inc. 7.875%, 2/15/26	150	186,315
Time Warner Entertainment Co. LP 8.875%, 10/01/12	50	56,780
10.15%, 5/01/12	270	304,654
WPP Finance UK 8.00%, 9/15/14	100	119,120

		1,855,508

Communications - Telecommunications – 6.8%
American Tower Corp. 7.25%, 5/15/19	100	119,750
Ameritech Capital Funding Corp. 6.55%, 1/15/28	280	291,366
Bellsouth Capital Funding Corp. 7.12%, 7/15/97	395	434,671
Deutsche Telekom International Finance BV 5.875%, 8/20/13	190	213,223
Embarq Corp. 7.082%, 6/01/16	75	85,638
7.995%, 6/01/36	65	71,020
Qwest Corp. 7.625%, 6/15/15	55	63,387
8.875%, 3/15/12	110	120,725
Telecom Italia Capital SA 6.175%, 6/18/14	170	189,939
United States Cellular Corp. 6.70%, 12/15/33	135	136,624
Valor Telecommunications Enterprises 7.75%, 2/15/15	55	57,063
Verizon New York, Inc. Series B 7.375%, 4/01/32	290	332,063

		2,115,469

Consumer Cyclical - Automotive – 1.2%
Daimler Finance North America LLC 7.30%, 1/15/12	185	198,050

10	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Harley-Davidson Funding Corp. 5.75%, 12/15/14(a)	$60	$64,649
Johnson Controls, Inc. 5.50%, 1/15/16	105	119,220

		381,919

Consumer Cyclical - Entertainment – 1.3%
Time Warner, Inc. 4.70%, 1/15/21	60	64,559
Turner Broadcasting System, Inc. 8.375%, 7/01/13	165	192,575
Viacom, Inc. 6.25%, 4/30/16	125	147,984

		405,118

Consumer Cyclical - Other – 1.2%
Marriott International, Inc. Series J 5.625%, 2/15/13	160	173,348
MDC Holdings, Inc. 5.50%, 5/15/13	43	44,593
Toll Brothers Finance Corp. 5.15%, 5/15/15	155	158,641

		376,582

Consumer Cyclical - Retailers – 1.8%
AutoZone, Inc. 5.50%, 11/15/15	110	123,701
CVS Caremark Corp. 6.60%, 3/15/19	160	194,531
Kohl’s Corp. 6.25%, 12/15/17	85	101,273
Nordstrom, Inc. 7.00%, 1/15/38	120	138,660

		558,165

Consumer Non-Cyclical – 4.9%
Altria Group, Inc. 9.25%, 8/06/19	85	116,703
9.70%, 11/10/18	75	103,458
Avon Products, Inc. 6.50%, 3/01/19	90	110,155
Bristol-Myers Squibb Co. 6.875%, 8/01/97	170	198,892
Bunge Ltd. Finance Corp. 5.35%, 4/15/14	90	96,603
ConAgra Foods, Inc. 9.75%, 3/01/21	100	139,827
Fortune Brands, Inc. 5.375%, 1/15/16	100	106,969
Kraft Foods, Inc. 6.50%, 11/01/31	140	157,494

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	11

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

McKesson Corp. 7.50%, 2/15/19	$105	$131,444
Newell Rubbermaid, Inc. 5.50%, 4/15/13	80	87,064
Reynolds American, Inc. 7.30%, 7/15/15	100	117,038
Whirlpool Corp. 8.60%, 5/01/14	130	154,781

		1,520,428

Energy – 4.8%
Anadarko Petroleum Corp. 5.95%, 9/15/16	165	180,452
Hess Corp. 7.875%, 10/01/29	154	195,591
Marathon Oil Corp. 7.50%, 2/15/19	150	193,174
Nabors Industries, Inc. 9.25%, 1/15/19	85	109,313
Noble Energy, Inc. 8.25%, 3/01/19	98	127,407
Petro-Canada 6.05%, 5/15/18	135	159,148
Sunoco, Inc. 5.75%, 1/15/17	110	116,777
Valero Energy Corp. 9.375%, 3/15/19	115	147,384
Weatherford International Ltd. 9.625%, 3/01/19	110	145,267
Williams Cos., Inc. (The) 7.875%, 9/01/21	120	143,398

		1,517,911

Services – 0.4%
Western Union Co. (The) 5.93%, 10/01/16	100	117,051

Technology – 2.1%
Agilent Technologies, Inc. 5.00%, 7/15/20	13	13,939
Computer Sciences Corp. 5.00%, 2/15/13	125	133,917
Harris Corp. 5.00%, 10/01/15	90	99,024
Motorola, Inc. 6.50%, 11/15/28	125	128,389
Science Applications International Corp. 6.25%, 7/01/12	50	54,196

12	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Xerox Corp. 6.40%, 3/15/16	$185	$218,248

		647,713

Transportation - Airlines – 0.2%
Southwest Airlines Co. 5.25%, 10/01/14	65	70,127

Transportation - Services – 0.5%
FedEx Corp. 8.00%, 1/15/19	100	128,855
Ryder System, Inc. 5.85%, 11/01/16	28	31,588

		160,443

		12,635,908

Financial Institutions – 37.3%
Banking – 19.5%
American Express Bank FSB 5.50%, 4/16/13	135	147,228
American Express Co. 7.00%, 3/19/18	45	54,052
Bank of America Corp. 5.42%, 3/15/17	400	406,250
BankAmerica Capital II Series 2 8.00%, 12/15/26	137	138,028
BB&T Corp. 6.85%, 4/30/19	120	145,962
Bear Stearns Cos. LLC (The) 5.55%, 1/22/17	260	284,294
Capital One Financial Corp. 6.15%, 9/01/16	168	186,385
Citigroup, Inc. 4.875%, 5/07/15	320	334,947
5.00%, 9/15/14	305	319,662
6.125%, 8/25/36	115	111,158
Countrywide Financial Corp. 6.25%, 5/15/16	253	269,852
First Union Institutional Capital I 8.04%, 12/01/26	360	370,404
Goldman Sachs Group, Inc. (The) 6.00%, 6/15/20	345	383,402
6.125%, 2/15/33	275	298,381
HSBC Bank USA NA 4.625%, 4/01/14	145	155,469
JPMorgan Chase & Co. 3.40%, 6/24/15	175	182,981
4.95%, 3/25/20	235	249,229

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	13

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

KeyCorp 6.50%, 5/14/13	$110	$121,042
Manufacturers & Traders Trust Co. 5.629%, 12/01/21	270	260,241
Merrill Lynch & Co., Inc. 6.11%, 1/29/37	100	95,198
Morgan Stanley 5.50%, 7/24/20	475	494,332
7.25%, 4/01/32	130	146,049
SouthTrust Corp. 5.80%, 6/15/14	145	160,056
State Street Corp. 5.375%, 4/30/17	95	109,089
UBS AG/Stamford CT 5.875%, 12/20/17	170	194,861
Union Bank NA 5.95%, 5/11/16	290	327,142
Wells Fargo & Co. 4.375%, 1/31/13	45	48,086
4.625%, 4/15/14	100	107,103

		6,100,883

Brokerage – 0.7%
Jefferies Group, Inc. 8.50%, 7/15/19	95	112,175
Schwab Capital Trust I 7.50%, 11/15/37	95	100,402

		212,577

Finance – 3.5%
GE Capital Trust I 6.375%, 11/15/67	345	341,119
General Electric Capital Corp. 5.40%, 2/15/17	235	259,642
HSBC Finance Capital Trust IX 5.911%, 11/30/35	270	257,850
SLM Corp. 5.05%, 11/14/14	230	227,125

		1,085,736

Insurance – 10.8%
Aetna, Inc. 6.00%, 6/15/16	100	118,056
Aflac, Inc. 3.45%, 8/15/15	15	15,679
Allstate Corp. (The) 6.125%, 5/15/37	35	34,650
Allstate Life Global Funding Trusts 5.375%, 4/30/13	140	154,923
Assurant, Inc. 5.625%, 2/15/14	110	117,799

14	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Chubb Corp. 5.75%, 5/15/18	$130	$150,205
CIGNA Corp. 7.875%, 5/15/27	115	135,995
Coventry Health Care, Inc. 5.95%, 3/15/17	35	35,717
6.125%, 1/15/15	20	21,027
6.30%, 8/15/14	95	101,054
Genworth Financial, Inc. 6.515%, 5/22/18	115	119,351
Guardian Life Insurance Co. of America 7.375%, 9/30/39(a)	75	87,376
Hartford Financial Services Group, Inc. 6.10%, 10/01/41	175	157,599
Humana, Inc. 6.45%, 6/01/16	90	100,330
Lincoln National Corp. 8.75%, 7/01/19	82	105,736
Markel Corp. 7.125%, 9/30/19	90	102,954
Marsh & McLennan Cos., Inc. 5.375%, 7/15/14	100	109,076
Metlife Capital Trust IV 7.875%, 12/15/37(a)	250	270,000
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)	120	140,744
OneBeacon US Holdings, Inc. 5.875%, 5/15/13	105	110,335
Principal Financial Group, Inc. 7.875%, 5/15/14	135	159,570
Progressive Corp. (The) 6.375%, 1/15/12	110	116,005
Prudential Financial, Inc. Series B 4.50%, 7/15/13	195	208,236
Swiss Re Solutions Holding Corp. 7.00%, 2/15/26	150	162,655
Travelers Cos., Inc. (The) 6.25%, 6/20/16	120	142,899
UnitedHealth Group, Inc. 4.875%, 3/15/15	140	154,892
WellPoint, Inc. 5.875%, 6/15/17	20	23,090
7.00%, 2/15/19	110	133,845
XL Capital Ltd. 6.25%, 5/15/27	105	103,194

		3,392,992

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	15

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

REITS – 2.8%
Duke Realty LP 6.75%, 3/15/20	$55	$62,041
ERP Operating LP 5.25%, 9/15/14	165	184,155
HCP, Inc. 5.65%, 12/15/13	105	114,833
Health Care REIT, Inc. 6.20%, 6/01/16	145	165,783
Regency Centers LP 5.875%, 6/15/17	165	181,160
Simon Property Group LP 4.375%, 3/01/21	160	163,934

		871,906

		11,664,094

Utility – 9.5%
Electric – 6.0%
Allegheny Energy Supply Co. LLC 8.25%, 4/15/12(a)	95	102,647
Ameren Corp. 8.875%, 5/15/14	105	121,888
Constellation Energy Group, Inc. 4.55%, 6/15/15	140	151,471
Consumers Energy Co. Series D 5.375%, 4/15/13	105	115,276
Dominion Resources, Inc. Series 06-B 6.30%, 9/30/66	235	224,425
DTE Energy Co. 6.35%, 6/01/16	130	152,561
FirstEnergy Corp. Series C 7.375%, 11/15/31	157	168,912
Integrys Energy Group, Inc. 6.11%, 12/01/66	120	112,350
Nevada Power Co. 7.125%, 3/15/19	125	154,401
Nisource Finance Corp. 5.40%, 7/15/14	145	162,334
Oncor Electric Delivery Co. LLC 6.80%, 9/01/18	115	140,306
Potomac Electric Power Co. 6.50%, 11/15/37	115	137,575
Teco Finance, Inc. 6.572%, 11/01/17	110	127,739

		1,871,885

16	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Natural Gas – 3.5%
AGL Capital Corp. 5.25%, 8/15/19	$105	$115,830
CenterPoint Energy Resources Corp. Series B 7.875%, 4/01/13	115	132,434
Colorado Interstate Gas Co. 6.80%, 11/15/15	115	136,740
Energy Transfer Partners LP 6.125%, 2/15/17	120	133,508
EQT Corp. 8.125%, 6/01/19	80	98,430
Kinder Morgan Energy Partners LP 7.40%, 3/15/31	95	108,675
Plains All American Pipeline LP 8.75%, 5/01/19	125	159,616
Southern Union Co. 7.60%, 2/01/24	60	68,006
Spectra Energy Capital LLC 8.00%, 10/01/19	120	151,696

		1,104,935

		2,976,820

Total Corporates - Investment Grades (cost $25,409,508)		27,276,822

CORPORATES - NON-INVESTMENT GRADES – 3.9%
Industrial – 1.9%
Basic – 0.6%
United States Steel Corp. 6.05%, 6/01/17	105	103,688
Weyerhaeuser Co. 8.50%, 1/15/25	90	99,108

		202,796

Capital Goods – 0.7%
Mohawk Industries, Inc. 6.875%, 1/15/16	100	106,875
Textron Financial Corp. 5.40%, 4/28/13	95	99,833

		206,708

Consumer Cyclical - Other – 0.4%
Sheraton Holding Corp. 7.375%, 11/15/15	100	112,375

Consumer Non-Cyclical – 0.2%
Universal Health Services, Inc. 7.125%, 6/30/16	65	71,578

		593,457

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	17

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 1.7%
Banking – 0.8%
Union Planters Corp. 7.75%, 3/01/11	$176	$178,337
Zions Bancorporation 5.65%, 5/15/14	75	74,970

		253,307

Finance – 0.2%
International Lease Finance Corp. 5.625%, 9/20/13	65	65,406

Insurance – 0.7%
American International Group, Inc. 6.25%, 3/15/37	220	198,550

		517,263

Utility – 0.3%
Electric – 0.3%
PPL Capital Funding, Inc. Series A 6.70%, 3/30/67	105	100,800

Total Corporates - Non-Investment Grades (cost $1,196,251)		1,211,520

GOVERNMENTS - TREASURIES – 3.5%
United States – 3.5%
U.S. Treasury Bonds 4.625%, 2/15/40 (cost $1,079,094)	985	1,093,043

SHORT-TERM INVESTMENTS – 4.1%
Time Deposit – 4.1%
State Street Time Deposit 0.01%, 11/01/10 (cost $1,274,000)	1,274	1,274,000

Total Investments – 98.7% (cost $28,958,853)		30,855,385
Other assets less liabilities – 1.3%		404,701

Net Assets – 100.0%		$31,260,086

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate market value of these securities amounted to $908,914 or 2.9% of net assets.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

18	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

October 31, 2010 (unaudited)

Assets
Investments in securities, at value (cost $28,958,853)	$30,855,385
Cash	63
Interest receivable	497,900
Receivable for shares of beneficial interest sold	4,933

Total assets	31,358,281

Liabilities
Payable for shares of beneficial interest redeemed	49,857
Dividends payable	48,338

Total liabilities	98,195

Net Assets	$31,260,086

Composition of Net Assets
Shares of beneficial interest, at par	$29
Additional paid-in capital	33,043,170
Undistributed net investment income	74,130
Accumulated net realized loss on investment transactions	(3,753,775)
Net unrealized appreciation on investments	1,896,532

$31,260,086

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 2,936,938 common shares outstanding)	$10.64

See notes to financial statements.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	19

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2010 (unaudited)

Investment Income
Interest	$874,087

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions	441,383
Net change in unrealized appreciation/depreciation of investments	619,144

Net gain on investment transactions	1,060,527

Net Increase in Net Assets from Operations	$1,934,614

See notes to financial statements.

20	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
Increase in Net Assets from Operations
Net investment income	$874,087	$3,087,579
Net realized gain on investment transactions	441,383	148,192
Net change in unrealized appreciation/depreciation of investments	619,144	11,746,902

Net increase in net assets from operations	1,934,614	14,982,673
Dividends to Shareholders from
Net investment income	(874,087)	(3,087,579)
Transactions in Shares of Beneficial Interest
Net decrease	(3,841,380)	(34,848,331)

Total decrease	(2,780,853)	(22,953,237)
Net Assets
Beginning of period	34,040,939	56,994,176

End of period (including undistributed net investment income of $74,130 and $74,130, respectively)	$31,260,086	$34,040,939

See notes to financial statements.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	21

Statement of Changes In Net Assets

NOTES TO FINANCIAL STATEMENTS

October 31, 2010 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Corporate Shares (the “Trust”) was organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust (“Declaration of Trust”) dated January 26, 2004. The Trust is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company. The Trust operates as a “series” company currently having three separate portfolios: AllianceBernstein Corporate Income Shares (the “Portfolio”), AllianceBernstein Municipal Income Shares and AllianceBernstein Taxable Multi-Sector Income Shares. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. AllianceBernstein Corporate Income Shares commenced operations on December 11, 2006. AllianceBernstein Municipal Income Shares commenced operations on August 31, 2010. AllianceBernstein Taxable Multi-Sector Income Shares commenced operations on September 14, 2010. This report relates only to AllianceBernstein Corporate Income Shares. Prior to the commencement of investment operations on December 11, 2006, the Portfolio had no operations other than the sale to the Adviser of 10,000 Portfolio shares for $10 each for the aggregate amount of $100,000 on May 17, 2006.

Shares of the Portfolio are offered exclusively to holders of accounts established under wrap-fee programs sponsored and maintained by certain registered investment advisers approved by the Adviser. The Portfolio’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Portfolio’s Board of Trustees.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are

22	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Notes to Financial Statements

valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	23

Notes to Financial Statements

independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of October 31, 2010:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Corporates—Investment Grades	$	– 0	–	$27,276,822		$	– 0	–	$27,276,822
Corporates—Non-Investment Grades		– 0	–	1,211,520			– 0	–	1,211,520
Governments—Treasuries		– 0	–	1,093,043			– 0	–	1,093,043
Short-Term Investments		– 0	–	1,274,000			– 0	–	1,274,000

Total Investments in Securities		– 0	–	30,855,385			– 0	–	30,855,385
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$30,855,385		$	– 0	–	$30,855,385

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

3. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

24	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Notes to Financial Statements

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Advisory Agreement, the Portfolio pays no advisory fee to the Adviser. The Adviser serves as investment manager and adviser of the Portfolio and continuously furnishes an investment program for the Portfolio and manages, supervises and conducts the affairs of the Portfolio, subject to the supervisions of the Portfolio’s Board of Trustees. The Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Portfolio for, office space, facilities and equipment, services of executive and other personnel of the Portfolio and certain administrative services.

The Portfolio has entered into a Distribution Agreement (the “Agreement”) with AllianceBernstein Investments, Inc., the Portfolio’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Portfolio’s shares, which are sold at their net asset value without any sales charge. The Underwriter receives no fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Portfolios’ registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders. ABIS receives no fee for this service.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended October 31, 2010 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$4,558,238	$9,730,193
U.S. government securities	2,580,720	1,831,120

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$1,958,382
Gross unrealized depreciation	(61,850)

Net unrealized appreciation	$1,896,532

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	25

Notes to Financial Statements

NOTE D

Capital Stock

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010

Class A
Shares sold	78,693	498,687	$821,120	$4,670,365

Shares redeemed	(446,458)	(4,101,040)	(4,662,500)	(39,518,696)

Net decrease	(367,765)	(3,602,353)	$(3,841,380)	$(34,848,331)

NOTE E

Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of an Underlying Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE F

Distributions to Shareholders

The tax character of distributions to be paid for the year ending April 30, 2011 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended April 30, 2010 and April 30, 2009 were as follows:

	2010	2009
Distributions paid from:
Ordinary income	$3,087,579	$4,656,797
Total taxable distributions	3,087,579	4,656,797

Total distributions paid	$3,087,579	$4,656,797

26	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Notes to Financial Statements

As of April 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$127,624
Accumulated capital and other losses	(4,185,079	)(a)
Unrealized appreciation/(depreciation)	1,267,309	(b)

Total accumulated earnings/(deficit)	$(2,790,146	)(c)

(a)	On April 30, 2010, the Fund had capital loss carryforward of $4,185,079 of which $591,158 expires in 2016, $2,193,148 expires in 2017 and $1,400,773 expires in 2018.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

NOTE G

Change of Independent Registered Public Accounting Firm

On May 5, 2010, Ernst & Young LLP (“E&Y”) was selected as the Fund’s independent registered public accounting firm for the 2011 fiscal year. A majority of the Fund’s Board of Directors, including a majority of the Independent Directors, approved the appointment of E&Y. The predecessor independent registered public accounting firm’s reports on the Fund’s financial statements for each of the years ended April 30, 2009 and 2008 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through May 5, 2010 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such periods.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	27

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended October 31, 2010		Year Ended April 30,			December 11, 2006(a) to April 30, 2007
			2010	2009	2008

Net asset value, beginning of period	$10.30		$8.25	$9.56	$9.89	$10.00

Income From Investment Operations
Net investment income(b)	.28		.59	.57	.56	.21
Net realized and unrealized gain (loss) on investment transactions	.34		2.05	(1.31)	(.33)	(.11)

Net increase (decrease) in net asset value from operations	.62		2.64	(.74)	.23	.10

Less: Dividends
Dividends from net investment income	(.28)		(.59)	(.57)	(.56)	(.21)

Net asset value, end of period	$ 10.64		$ 10.30	$ 8.25	$ 9.56	$ 9.89

Total Return
Total investment return based on net asset value(c)	6.09%		32.72%	(7.76)%	2.38%	1.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 31,260		$ 34,041	$ 56,994	$ 86,830	$ 89,127
Ratio to average net assets of:
Net investment income	3.94	%(d)	6.22%	6.56%	5.73%	5.58	%(d)
Portfolio turnover rate.	23%		21%	26%	58%	33%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

See notes to financial statements.

28	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Financial Highlights

BOARD OF TRUSTEES

William H. Foulk, Jr.(1), Chairman	Robert M. Keith, President and Chief Executive Officer Garry L. Moody(1) Marshall C. Turner, Jr.(1) Earl D. Weiner(1)
John H. Dobkin(1)
Michael J. Downey(1)
D. James Guzy(1) Nancy P. Jacklin(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Douglas J. Peebles, Senior Vice President Lawrence J. Shaw(2), Senior Vice President Shawn E. Keegan(2) , Vice President	Joel J. McKoan(2), Vice President Ashish C. Shah(2), Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004 Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Corporate Income Shares Investment Team. Messrs. Shawn E. Keegan, Joel J. McKoan, Ashish C. Shah and Lawrence J. Shaw are the investment professionals primarily responsible for the day-to-day management of the Fund’s portfolio.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	29

Board of Trustees

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS.

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Corporate Shares (the “Trust”) with respect to AllianceBernstein Corporate Income Shares (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Trust, for the Trustees of the Trust, as required by the September 1, 2004 Assurance of Discontinuance (“AoD”) between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 Act (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. The first factor is an additional factor required to be considered by the AoD. The Supreme Court recently held the Gartenberg decision was correct in its basic formulation of what Section 36(b) of

1	It should be noted that the Senior Officer’s fee evaluation was completed on October 21, 2010 and discussed with the Board of Trustees on November 2-4, 2010.

2	Future references to the Portfolio do not include “AllianceBernstein.”

30	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

the 40 Act requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), slip op. at 9, 559 U.S.          2010. In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO’S EXEMPTION FROM ADVISORY FEES OR EXPENSES

The Adviser proposed that the Portfolio pays no advisory fee to the Adviser for receiving the services to be provided pursuant to the Investment Advisory Agreement. The Portfolio is designed to serve the needs of the Adviser’s separately managed account (“SMA”) clients.4 Since SMA clients pay their wrap program provider a unitary fee for managing all investments of their portfolio, the Portfolio will not pay an advisory fee. The Adviser will also reimburse the Portfolio for all of its other operating expenses, except certain extraordinary expenses, taxes, brokerage costs and the interest on borrowed money.

The Portfolio’s net assets on September 30, 2010 are set forth below:

Portfolio	09/30/10 Net Assets ($MM)
Corporate Income Shares	$32.2

The Portfolio, which offers only one no-load class of shares, is distributed through its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”). Since the Portfolio is reimbursed by the Adviser for its operating expenses, the Portfolio does not have a distribution plan pursuant to Rule 12b-1 under the 40 Act. Set forth below are the Portfolio’s annual operating expenses in percentages:

Annual Operating Expenses	%
Advisory Fees[5]	0.35%
Distribution Fees & Other Exp.	0.00%
Fee Waiver / Reimbursements	-0.35%

Net Expenses	0.00%

3	Jones v. Harris at 11.

4	The SMA clients currently employ the Adviser as one of several investment managers, and compensate the Adviser on the basis of all SMA assets managed, which would include assets of Corporate Income Shares. The Adviser’s current agreements with the SMA clients provide for payments to the Adviser.

5	This amount reflects the portion of the wrap fee the expected initial client is expected to pay to the Adviser for managing and bearing all expenses of the Portfolio.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	31

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS.

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for investment companies are more costly than those for institutional client assets due to the greater complexities and time required for investment companies. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if the fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although arguably still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.6 However, with respect to the Portfolio, the Adviser represented that there is no institutional product in the Adviser’s Form ADV that has a similar investment style as the Portfolio.

6	It should be noted that the Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 13.

32	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Portfolio.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc., an analytical service that is not affiliated with the Adviser, compared the fees charged to the Funds with fees charged to other investment companies for similar services by other investment advisers.7,8 Each peer selected by Lipper had a similar fee arrangement as the Portfolio, which is to say that with respect to the Portfolio’s peers, all fund expenses, including management fees,9 were reimbursed by the investment adviser.

As previously noted, the Portfolio does not pay an advisory fee to the Adviser since its SMA clients pay their wrap program provider a unitary fee for managing all investments of their portfolios. In addition, the Adviser reimburses the Fund for all of its operating expenses, except certain extraordinary expenses, taxes, brokerage costs and interest on borrowed money.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The profitability information for the Portfolio, prepared by the Adviser for the Board of Trustees, was reviewed by the Senior Officer and the consultant. The Portfolio does not pay an advisory fee to the Adviser. However, the Adviser does profit indirectly through the advisory fees that it receives from SMA clients that

7	It should be noted that the Supreme Court stated, “Courts should not rely too heavily on comparisons with fees charged to mutual funds by other advisers. These comparisons are problematic because those fees, like those challenged, may not be the product of negotiations conducted at arms length.” Jones v. Harris at 14.

8	Only zero fee no-load funds that participated in a wrap fee program were considered for inclusion in the Fund’s EG, regardless of the Lipper investment classification/objective of the Funds’ peers. The Fund’s EG includes the Fund, which is classified by Lipper as “A-rated Corporate Debt”, two U.S. Mortgage funds, two General Bond funds, two Global Income funds and one TIPS fund.

9	“Management Fee” is the fee attributable to the management and bearing of expenses of the funds (not the management of the wrap fee program). In each case the advisory contract provides for an advisory or management fee of zero.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	33

invest in the Portfolio. The profitability of the Portfolio, which decreased in 2009 relative to 2008, was calculated using a weighted average of the profitability of the SMA clients, in addition to any fund specific revenue or expense item.

AllianceBernstein Investments, Inc. (“ABI”) and AllianceBernstein Investor Services, Inc. (“ABIS”), affiliates of the Adviser, serve as the Portfolio’s underwriter and transfer agent, respectively. The courts have referred to this type of business relationships as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. However, neither ABI nor ABIS receive a fee for serving as the Portfolio’s underwriter and transfer agent.

V.	POSSIBLE ECONOMIES OF SCALE.

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,10 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems, can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Trustees an update of the Deli11 study on advisory fees and various fund characteristics. The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.12 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors

10	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

11	The Deli study was originally published in 2002 based on 1997 data.

12	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

34	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund assets under management (“AUM”), family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of fund size and the large asset manager’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE PORTFOLIO.

With assets under management of $484 billion as of September 30, 2010, the Adviser has the investment experience to manage the portfolio assets of the Portfolio and provide non-investment services (described in Section II) to the Portfolio.

The information below, prepared by Lipper, shows the 1, 3 year gross performance return of the Portfolio relative to its Lipper Performance Universe (“PU”)13 for the period ended July 31, 2010:

	Portfolio Return (%)	PU Median (%)	PU Rank
1 Year	18.88	10.81	1/14
3 Year	9.12	9.06	3/14

Set forth below are the 1, 3 year and since inception net performance returns of the Portfolio (in bold) and its benchmark:14

	Periods Ending July 31, 2010 Annualized Net Performance (%)
	1 Year (%)	3 Year (%)	Since Inception (%)
Corporate Income Shares	18.90	9.12	7.45
Barclays Capital U.S. Credit Index	12.60	7.97	6.60
Inception Date: December 11, 2006

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the Investment Advisory Agreement for the Portfolio is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion with respect to the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 22, 2010

13	The Portfolio’s PU includes peers with the same Lipper investment classification/objective and load type as the Portfolio.

14	The Adviser provided Portfolio and benchmark performance return information for periods through July 31, 2010.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	35

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Conservative Wealth Strategy*

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Conservative Wealth Strategy*

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio*

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Core Opportunities Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

Arizona Municipal Bond Inflation Strategy California High Income Massachusetts Michigan	Minnesota National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Ibero-America Fund*

Inflation Strategies

Multi-Asset Inflation Strategy

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to December 31, 2009, Conservative Wealth Strategy was named Wealth Preservation Strategy, and Tax-Managed Conservative Wealth Strategy was named Tax-Managed Wealth Preservation Strategy. U.S. Strategic Research Portfolio was incepted on December 23, 2009. Prior to January 20, 2010, The Ibero-America Fund was named The Spain Fund. Prior to March 1, 2010, Core Opportunities Fund was named the Focused Growth & Income Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

36	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

AllianceBernstein Family of Funds

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

CIS-0152-1010

SEMI-ANNUAL REPORT

AllianceBernstein

Taxable Multi-Sector Income Shares

October 31, 2010

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur various ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 15, 2010†		Ending Account Value October 31, 2010		Expenses Paid During Period*
	Actual	Hypothetical	Actual	Hypothetical**	Actual	Hypothetical
Class A	$1,000	$1,000	$1,007.23	$1,025.21	$0.00	$0.00
*	Expenses are equal to the Fund’s annualized expense ratio of 0.00%. The Fund’s expenses are borne by the Adviser or it affiliates.

**	Assumes 5% return before expenses.

†	Commencement of operations.

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	1

Fund Expenses

PORTFOLIO SUMMARY

October 31, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $10.1

*	All data are as of October 31, 2010. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time.

2	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

Portfolio Summary

PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADES – 52.2%
Industrial – 25.6%
Basic – 5.0%
Alcoa, Inc. 6.75%, 7/15/18	$15	$16,396
AngloGold Ashanti Holdings PLC 5.375%, 4/15/20	25	26,700
ArcelorMittal 6.125%, 6/01/18	75	82,024
ArcelorMittal USA, Inc. 6.50%, 4/15/14	20	22,245
BHP Billiton Finance USA Ltd. 7.25%, 3/01/16	35	43,351
Dow Chemical Co. (The) 7.60%, 5/15/14	25	29,414
8.55%, 5/15/19	30	38,530
Eastman Chemical Co. 5.50%, 11/15/19	5	5,492
International Paper Co. 5.30%, 4/01/15	20	22,166
7.50%, 8/15/21	20	24,389
7.95%, 6/15/18	30	36,682
Packaging Corp. of America 5.75%, 8/01/13	15	16,251
PPG Industries, Inc. 5.75%, 3/15/13	35	38,336
Rio Tinto Finance USA Ltd. 6.50%, 7/15/18	45	55,287
Vale Inco Ltd. 7.75%, 5/15/12	40	43,534

		500,797

Capital Goods – 1.8%
General Electric Co. 5.25%, 12/06/17	55	61,923
Lafarge SA 6.15%, 7/15/11	20	20,688
Owens Corning 6.50%, 12/01/16	30	32,623
Republic Services, Inc. 5.25%, 11/15/21	15	16,640
5.50%, 9/15/19	25	28,305
Tyco International Finance SA 8.50%, 1/15/19	20	26,428

		186,607

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	3

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Communications - Media – 2.9%
BSKYB Finance UK PLC 5.625%, 10/15/15(a)	$25	$28,676
CBS Corp. 5.625%, 8/15/12	5	5,332
8.875%, 5/15/19	25	32,390
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22	25	35,504
DirecTV Holdings LLC / DirecTV Financing Co., Inc. 4.75%, 10/01/14	15	16,466
6.375%, 6/15/15	10	10,350
News America Holdings, Inc. 9.25%, 2/01/13	25	29,281
News America, Inc. 6.55%, 3/15/33	10	10,848
Reed Elsevier Capital, Inc. 8.625%, 1/15/19	20	26,263
RR Donnelley & Sons Co. 4.95%, 4/01/14	10	10,453
Time Warner Cable, Inc. 7.50%, 4/01/14	20	23,586
Time Warner Entertainment Co. LP 8.375%, 3/15/23	45	60,302

		289,451

Communications - Telecommunications – 2.1%
American Tower Corp. 5.05%, 9/01/20	35	36,540
AT&T Corp. 8.00%, 11/15/31	10	13,023
Qwest Corp. 7.50%, 10/01/14	20	22,850
7.875%, 9/01/11	20	21,075
Telecom Italia Capital SA 6.175%, 6/18/14	35	39,105
7.175%, 6/18/19	20	24,115
United States Cellular Corp. 6.70%, 12/15/33	50	50,602

		207,310

Consumer Cyclical - Automotive – 0.9%
Daimler Finance North America LLC 5.75%, 9/08/11	15	15,616
7.30%, 1/15/12	15	16,058
Harley-Davidson Funding Corp. 5.75%, 12/15/14(a)	30	32,325
Nissan Motor Acceptance Corp. 4.50%, 1/30/15(a)	30	32,097

		96,096

4	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 1.2%
Time Warner, Inc. 4.70%, 1/15/21	$20	$21,520
Turner Broadcasting System, Inc. 8.375%, 7/01/13	45	52,521
Viacom, Inc. 5.625%, 9/15/19	40	46,054

		120,095

Consumer Cyclical - Other – 0.5%
Marriott International, Inc. Series J 5.625%, 2/15/13	45	48,754

Consumer Cyclical - Retailers – 0.2%
CVS Caremark Corp. 6.60%, 3/15/19	20	24,316

Consumer Non-Cyclical – 3.8%
Ahold Finance USA LLC 6.875%, 5/01/29	45	51,556
Altria Group, Inc. 9.70%, 11/10/18	30	41,383
Bunge Ltd. Finance Corp. 5.10%, 7/15/15	40	42,797
5.875%, 5/15/13	30	32,472
Delhaize Group SA 5.875%, 2/01/14	10	11,311
Diageo Capital PLC 7.375%, 1/15/14	35	41,525
Fortune Brands, Inc. 3.00%, 6/01/12	25	25,452
4.875%, 12/01/13	20	21,222
Kraft Foods, Inc. 6.25%, 6/01/12	90	97,551
Kroger Co. (The) 6.80%, 12/15/18	15	18,129

		383,398

Energy – 4.3%
Anadarko Petroleum Corp. 5.95%, 9/15/16	65	71,087
6.45%, 9/15/36	10	9,949
BP Capital Markets PLC 4.50%, 10/01/20	51	52,827
4.75%, 3/10/19	5	5,315
Canadian Natural Resources Ltd. 5.15%, 2/01/13	15	16,289
Hess Corp. 7.875%, 10/01/29	15	19,051
8.125%, 2/15/19	10	13,190

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	5

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Marathon Oil Corp. 7.50%, 2/15/19	$15	$19,317
Nabors Industries, Inc. 9.25%, 1/15/19	45	57,871
Noble Energy, Inc. 8.25%, 3/01/19	45	58,503
Valero Energy Corp. 6.125%, 2/01/20	15	16,604
6.875%, 4/15/12	20	21,423
Weatherford International Ltd. 5.15%, 3/15/13	15	16,084
9.625%, 3/01/19	30	39,618
Williams Cos., Inc. (The) 7.875%, 9/01/21	15	17,925

		435,053

Technology – 1.1%
Agilent Technologies, Inc. 5.00%, 7/15/20	5	5,361
Computer Sciences Corp. 5.50%, 3/15/13	25	27,074
Motorola, Inc. 6.50%, 9/01/25	20	21,660
Xerox Corp. 8.25%, 5/15/14	45	54,118

		108,213

Transportation - Airlines – 0.4%
Southwest Airlines Co. 5.25%, 10/01/14	20	21,577
5.75%, 12/15/16	15	16,436

		38,013

Transportation - Railroads – 0.1%
Canadian Pacific Railway Co. 6.50%, 5/15/18	10	11,794

Transportation - Services – 1.3%
Asciano Finance Ltd. 3.125%, 9/23/15(a)	70	70,387
Con-way, Inc. 6.70%, 5/01/34	25	23,064
Ryder System, Inc. 5.85%, 11/01/16	15	16,923
7.20%, 9/01/15	15	17,700

		128,074

		2,577,971

6	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 19.9%
Banking – 9.9%
American Express Co. 7.25%, 5/20/14	$25	$29,257
8.125%, 5/20/19	45	57,806
Bank of America Corp. 5.625%, 7/01/20	20	20,739
7.375%, 5/15/14	25	28,341
Series L 5.65%, 5/01/18	60	63,149
BankAmerica Capital II Series 2 8.00%, 12/15/26	20	20,150
Bear Stearns Cos. LLC (The) 5.55%, 1/22/17	70	76,541
5.70%, 11/15/14	75	85,450
Citigroup, Inc. 4.75%, 5/19/15	55	58,630
5.50%, 4/11/13	30	32,480
6.50%, 8/19/13	55	61,369
8.50%, 5/22/19	45	56,505
Compass Bank 5.50%, 4/01/20	75	75,038
Countrywide Financial Corp. 6.25%, 5/15/16	20	21,332
Goldman Sachs Group, Inc. (The) 6.00%, 6/15/20	75	83,348
7.50%, 2/15/19	35	42,131
JPMorgan Chase & Co. 4.40%, 7/22/20	30	30,528
M&I Marshall & Ilsley Bank 5.00%, 1/17/17	30	28,361
Macquarie Group Ltd. 4.875%, 8/10/17(a)	45	45,501
National Capital Trust II 5.486%, 3/23/15(a)	10	9,686
Wachovia Corp. 5.50%, 5/01/13	65	71,506

		997,848

Brokerage – 0.2%
Jefferies Group, Inc. 6.875%, 4/15/21	20	21,287

Finance – 2.0%
General Electric Capital Corp. 4.80%, 5/01/13	90	97,377
Series A 4.375%, 11/21/11	20	20,769

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	7

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

HSBC Finance Corp. 7.00%, 5/15/12	$25	$27,006
SLM Corp. Series A 5.375%, 1/15/13-5/15/14	55	55,221

		200,373

Insurance – 7.0%
Aegon NV 4.75%, 6/01/13	5	5,302
Aetna, Inc. 6.00%, 6/15/16	15	17,708
Aflac, Inc. 3.45%, 8/15/15	5	5,226
Allied World Assurance Co. Holdings Ltd. 7.50%, 8/01/16	10	11,398
Allstate Corp. (The) 6.125%, 5/15/37	35	34,650
CIGNA Corp. 5.125%, 6/15/20	15	16,293
Coventry Health Care, Inc. 5.95%, 3/15/17	30	30,615
6.30%, 8/15/14	25	26,593
Genworth Financial, Inc. 6.515%, 5/22/18	40	41,513
Hartford Financial Services Group, Inc. 4.00%, 3/30/15	10	10,285
5.50%, 3/30/20	40	40,891
Humana, Inc. 6.30%, 8/01/18	20	21,954
7.20%, 6/15/18	10	11,621
Liberty Mutual Group, Inc. 5.75%, 3/15/14(a)	15	15,826
Lincoln National Corp. 8.75%, 7/01/19	10	12,895
Markel Corp. 7.125%, 9/30/19	25	28,598
Massachusetts Mutual Life Insurance Co. 8.875%, 6/01/39(a)	25	33,068
MetLife, Inc. 5.00%, 11/24/13	15	16,569
7.717%, 2/15/19	10	12,739
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)	40	46,915
Principal Financial Group, Inc. 7.875%, 5/15/14	35	41,370
Prudential Financial, Inc. 5.15%, 1/15/13	25	26,881
8.875%, 6/15/38	20	23,000

8	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series D 7.375%, 6/15/19	$25	$30,302
UnitedHealth Group, Inc. 6.00%, 2/15/18	55	63,871
WellPoint, Inc. 4.35%, 8/15/20	35	36,125
7.00%, 2/15/19	10	12,168
XL Capital Ltd. 5.25%, 9/15/14	25	26,797

		701,173

Other Finance – 0.4%
ORIX Corp. 4.71%, 4/27/15	40	41,434

REITS – 0.4%
Simon Property Group LP 4.375%, 3/01/21	45	46,106

		2,008,221

Utility – 4.2%
Electric – 2.0%
Allegheny Energy Supply Co. LLC 5.75%, 10/15/19(a)	40	41,954
Ameren Corp. 8.875%, 5/15/14	25	29,021
FirstEnergy Corp. Series C 7.375%, 11/15/31	25	26,897
Nisource Finance Corp. 6.80%, 1/15/19	50	59,131
Teco Finance, Inc. 4.00%, 3/15/16	10	10,542
5.15%, 3/15/20	10	10,855
Wisconsin Energy Corp. 6.25%, 5/15/67	20	19,600

		198,000

Natural Gas – 1.9%
DCP Midstream LLC 5.35%, 3/15/20(a)	10	10,807
Energy Transfer Partners LP 6.70%, 7/01/18	30	34,832
7.50%, 7/01/38	30	34,727
EQT Corp. 8.125%, 6/01/19	25	30,759
TransCanada PipeLines Ltd. 6.35%, 5/15/67	40	38,300
Williams Partners LP 5.25%, 3/15/20	35	38,234

		187,659

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	9

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Other Utility – 0.3%
Veolia Environnement 6.00%, 6/01/18	$30	$34,843

		420,502

Non Corporate Sectors – 2.5%
Agencies - Not Government Guaranteed – 2.5%
Gaz Capital SA for Gazprom 6.212%, 11/22/16(a)	130	138,613
Petrobras International Finance Co. 5.75%, 1/20/20	100	111,864

		250,477

Total Corporates - Investment Grades (cost $5,242,291)		5,257,171

COMMERCIAL MORTGAGE-BACKED SECURITIES – 23.7%
Non-Agency Fixed Rate CMBS – 23.7%
Banc of America Commercial Mortgage, Inc. Series 2006-5, Class A4 5.414%, 9/10/47	250	267,122
Series 2007-4, Class A4
5.741%, 2/10/51	220	235,936
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.091%, 12/10/49	210	227,709
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4 5.306%, 12/10/46	220	230,840
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.736%, 12/10/49	220	232,107
Series 2007-GG9, Class A4
5.444%, 3/10/39	220	235,173
GS Mortgage Securities Corp. II Series 2006-GG6, Class A4 5.553%, 4/10/38	215	233,257
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class A4 5.818%, 6/15/49	220	233,514
Series 2007-LDPX, Class A3
5.42%, 1/15/49	250	261,737
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9, Class A4 5.70%, 9/12/49	220	231,080

Total Commercial Mortgage-Backed Securities (cost $2,377,375)		2,388,475

10	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADES – 7.4%
Industrial – 4.7%
Basic – 0.8%
United States Steel Corp. 6.05%, 6/01/17	$80	$79,000

Capital Goods – 1.3%
Case New Holland, Inc. 7.875%, 12/01/17(a)	25	27,938
Masco Corp. 6.125%, 10/03/16	38	38,908
Mohawk Industries, Inc. 6.875%, 1/15/16	60	64,125

		130,971

Communications - Media – 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp. 7.875%, 4/30/18(a)	10	10,625
8.125%, 4/30/20(a)	5	5,400

		16,025

Communications - Telecommunications – 0.5%
Cricket Communications, Inc. 7.75%, 5/15/16	15	16,163
Qwest Communications International, Inc. 7.50%, 2/15/14	15	15,300
Windstream Corp. 7.875%, 11/01/17	20	21,850

		53,313

Consumer Cyclical - Automotive – 0.4%
Ford Motor Co. 7.45%, 7/16/31	30	34,050

Consumer Cyclical - Retailers – 0.6%
JC Penney Co., Inc. 5.65%, 6/01/20	65	62,887

Consumer Non-Cyclical – 0.3%
Mylan, Inc. 7.875%, 7/15/20(a)	30	33,450

Energy – 0.3%
Tesoro Corp. 6.50%, 6/01/17	30	29,850

Technology – 0.3%
Freescale Semiconductor, Inc. 9.25%, 4/15/18(a)	30	32,100

		471,646

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	11

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 1.5%
Banking – 0.4%
Regions Financial Corp. 6.375%, 5/15/12	$35	$35,968

Finance – 0.1%
International Lease Finance Corp. 5.65%, 6/01/14	10	10,000

Insurance – 1.0%
ING Capital Funding TR III 8.439%, 12/31/10	40	38,400
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)	30	30,000
XL Capital Ltd. Series E 6.50%, 4/15/17	35	31,325

		99,725

		145,693

Utility – 1.2%
Electric – 1.2%
AES Corp. (The) 7.75%, 3/01/14-10/15/15	25	27,338
Dynegy Holdings, Inc. 8.375%, 5/01/16	25	19,187
Edison Mission Energy 7.00%, 5/15/17	15	11,063
NRG Energy, Inc. 7.25%, 2/01/14	30	30,712
7.375%, 2/01/16	20	20,825
RRI Energy, Inc. 7.625%, 6/15/14	15	15,113

		124,238

Total Corporates - Non-Investment Grades (cost $733,798)		741,577

GOVERNMENTS - SOVEREIGN BONDS – 3.3%
Brazil – 1.0%
Republic of Brazil 8.25%, 1/20/34	70	102,550

Peru – 1.1%
Republic of Peru 8.75%, 11/21/33	75	114,000

Poland – 0.6%
Poland Government International Bond 3.875%, 7/16/15	55	58,300

12	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Russia – 0.6%
Russian Federation 7.50%, 3/31/30(a)	$49	$59,070

Total Governments - Sovereign Bonds (cost $328,248)		333,920

QUASI-SOVEREIGNS – 2.4%
Quasi-Sovereign Bonds – 2.4%
Malaysia – 1.1%
Petronas Capital Ltd. 5.25%, 8/12/19(a)	100	110,618

Russia – 1.3%
RSHB Capital SA for OJSC Russian Agricultural Bank 7.75%, 5/29/18(a)	115	130,812

Total Quasi-Sovereigns (cost $240,685)		241,430

SHORT-TERM INVESTMENTS – 9.6%
Time Deposit – 9.6%
State Street Time Deposit 0.01%, 11/01/10 (cost $972,035)	972	972,035

Total Investments – 98.6% (cost $9,894,432)		9,934,608
Other assets less liabilities – 1.4%		142,058

Net Assets – 100.0%		$10,076,666

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate market value of these securities amounted to $945,868 or 9.4% of net assets.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	13

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

October 31, 2010 (unaudited)

Assets
Investments in securities, at value (cost $9,894,432)	$9,934,608
Interest receivable	129,156
Receivable for investment securities sold	25,039

Total assets	10,088,803

Liabilities
Dividends payable	12,137

Total liabilities	12,137

Net Assets	$10,076,666

Composition of Net Assets
Shares of beneficial interest, at par	$10
Additional paid-in capital	10,037,090
Accumulated net realized loss on investment transactions	(610)
Net unrealized appreciation on investments	40,176

$10,076,666

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 1,003,714 common shares outstanding)	$10.04

See notes to financial statements.

14	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

For the Period Ended September 14, 2010(a) to October 31, 2010 (unaudited)

Investment Income
Interest	$32,460

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on investment transactions	(610)
Net change in unrealized appreciation/depreciation of investments	40,176

Net gain on investment transactions	39,566

Net Increase in Net Assets from Operations	$72,026

(a)	Commencement of operations.

See notes to financial statements.

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	15

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	September 14, 2010(a) to October 31, 2010 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$32,460
Net realized loss on investment transactions	(610)
Net change in unrealized appreciation/depreciation of investments	40,176

Net increase in net assets from operations	72,026
Dividends to Shareholders from
Net investment income	(32,460)
Transactions in Shares of Beneficial Interest
Net increase	10,037,100

Total increase	10,076,666
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment income of $0)	$10,076,666

(a)	Commencement of operations.

See notes to financial statements.

16	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

October 31, 2010 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Corporate Shares (the “Trust”) was organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust (“Declaration of Trust”) dated January 26, 2004. The Trust is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company. The Trust operates as a “series” company currently having three separate portfolios: AllianceBernstein Corporate Income Shares, AllianceBernstein Municipal Income Shares and AllianceBernstein Taxable Multi-Sector Income Shares (the “Portfolio”). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. AllianceBernstein Corporate Income Shares commenced operations on December 11, 2006. AllianceBernstein Municipal Income Shares commenced operations on August 31, 2010. AllianceBernstein Taxable Multi-Sector Income Shares commenced operations on September 14, 2010. This report relates only to AllianceBernstein Taxable Multi-Sector Income Shares.

Shares of the Portfolio are offered exclusively to holders of accounts established under wrap-fee programs sponsored and maintained by certain registered investment advisers approved by the Adviser. The Portfolio’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Portfolio’s Board of Trustees.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	17

Notes to Financial Statements

Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own

18	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

Notes to Financial Statements

assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of October 31, 2010:

Investments in Securities	Level 1			Level 2	Level 3			Total
Assets:
Corporates – Investment Grades	$	– 0	–	$5,257,171	$	– 0	–	$5,257,171
Commercial Mortgage-Backed Securities		– 0	–	1,455,838		932,637		2,388,475
Corporates – Non-Investment Grades		– 0	–	741,577		– 0	–	741,577
Governments – Sovereign Bonds		– 0	–	333,920		– 0	–	333,920
Quasi-Sovereigns		– 0	–	241,430		– 0	–	241,430
Short-Term Investments		– 0	–	972,035		– 0	–	972,035

Total Investments in Securities		– 0	–	9,001,971		932,637		9,934,608
Other Financial Instruments*		– 0	–	—		– 0	–	– 0	–

Total	$	– 0	–	$9,001,971		$932,637		$9,934,608

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage- Backed Securities			Total
Balance as of 9/14/10	$	– 0	–	$	– 0	–
Accrued discounts/premiums		(88)			(88)
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		6,646			6,646
Net purchases (sales)		926,079			926,079
Transfers into Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 10/31/10		$932,637			$932,637

Net change in unrealized appreciation/depreciation from Investments held as of 10/31/10*		$6,646			$6,646

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	19

Notes to Financial Statements

3. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Advisory Agreement, the Portfolio pays no advisory fee to the Adviser. The Adviser serves as investment manager and adviser of the Portfolio and continuously furnishes an investment program for the Portfolio and manages, supervises and conducts the affairs of the Portfolio, subject to the supervisions of the Portfolio’s Board of Trustees. The Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Portfolio for, office space, facilities and equipment, services of executive and other personnel of the Portfolio and certain administrative services.

The Portfolio has entered into a Distribution Agreement (the “Agreement”) with AllianceBernstein Investments, Inc., the Portfolio’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Portfolio’s shares, which are sold at their net asset value without any sales charge. The Underwriter receives no fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

20	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

Notes to Financial Statements

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Portfolios’ registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders. ABIS receives no fee for this service.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended October 31, 2010 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$9,150,370		$218,491
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$67,132
Gross unrealized depreciation	(26,956)

Net unrealized appreciation	$40,176

NOTE D

Capital Stock

Transactions in shares of beneficial interest were as follows:

	Shares	Amount
	September 14, 2010(a) to October 31, 2010 (unaudited)	September 14, 2010(a) to October 31, 2010 (unaudited)

Class A
Shares sold	1,003,714	$10,037,100

Net increase	1,003,714	$10,037,100

(a)	Commencement of operations.

NOTE E

Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of an Underlying Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	21

Notes to Financial Statements

particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE F

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

22	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

September 14, 2010(a) to October 31, 2010 (unaudited)
Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)	.03
Net realized and unrealized gain on investment transactions	.04

Net increase in net asset value from operations	.07

Less: Dividends
Dividends from net investment income	(.03)

Net asset value, end of period	$ 10.04

Total Return
Total investment return based on net asset value(c)	.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,077
Ratio to average net assets of:
Net investment income(d)	2.51%
Portfolio turnover rate	3%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

See notes to financial statements.

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES•	23

Financial Highlights

BOARD OF TRUSTEES

William H. Foulk, Jr.(1) , Chairman John H. Dobkin(1) Michael J. Downey(1) D. James Guzy(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Garry L. Moody(1) Marshall C. Turner, Jr.(1) Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Douglas J. Peebles(2), Senior Vice President Paul J. DeNoon(2), Vice President Scott A. DiMaggio(2), Vice President	Shawn E. Keegan(2), Vice President Greg J. Wilensky(2), Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004 Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Core Fixed-Income Investment Team. Messrs. Paul J. DeNoon, Scott A. DiMaggio, Shawn E. Keegan, Douglas J. Peebles, and Greg J. Wilensky are the investment professionals primarily responsible for the day-to-day management of the Fund’s portfolio.

24	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

Board of Trustees

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “trustees”) of AllianceBernstein Corporate Shares (the “Fund”) unanimously approved the application of the Fund’s Advisory Agreement with the Adviser in respect of AllianceBernstein Taxable Multi-Sector Income Shares (the “Portfolio”) for an initial two-year period at a meeting held on June 9, 2010.

Prior to approval of the Advisory Agreement in respect of the Portfolio, the trustees had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed approval of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The trustees also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in the Advisory Agreement wherein the Senior Officer concluded that the contractual fee (zero) for the Portfolio was reasonable. The trustees also discussed the proposed approval in private sessions with counsel and the Fund’s Senior Officer.

The trustees noted that the Portfolio is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The trustees also noted that no advisory fee is payable by the Portfolio, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AllianceBernstein Funds, and that the Adviser is responsible for payment of the Portfolio’s ordinary expenses. The trustees noted that the Fund acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The trustees further noted that the Adviser will receive payments from the wrap fee program sponsors (the “Sponsors”) that use the Portfolio as an investment vehicle for their clients.

The trustees considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Portfolio gained from their experience as trustees or directors of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the trustees and its responsiveness, frankness and attention to concerns raised by the trustees in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The trustees noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	25

the investment results of the Portfolio and review extensive materials and information presented by the Adviser.

The trustees also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and different trustees may have attributed different weights to the various factors. The trustees determined that the selection of the Adviser to manage the Portfolio, and the overall arrangements between the Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the trustees’ determination included the following:

Nature, Extent and Quality of Services To Be Provided

The trustees considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AllianceBernstein Funds. They also noted the professional experience and qualifications of the Portfolio’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolio’s other service providers, also were considered. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Portfolio under the Advisory Agreement.

Costs of Services To Be Provided and Profitability

Because the Portfolio had not yet commenced operations, the trustees were unable to consider historical information about the profitability of the Portfolio. However, the Adviser agreed to provide the trustees with profitability information in connection with future proposed continuances of the Advisory Agreement in respect of the Portfolio. They also considered the costs to be borne by the Adviser in providing services to the Portfolio.

Fall-Out Benefits

The trustees considered the benefits to the Adviser and its affiliates from their proposed relationships with the Portfolio other than the fees payable to it by the Sponsors whose clients invest in the Portfolio. The trustees also noted that the Adviser is compensated by the Sponsors whose clients invest in the Portfolio. The trustees understood that the Adviser might also derive reputational and other benefits from its association with the Portfolio.

Investment Results

Since the Portfolio had not yet commenced operations and there were no existing AllianceBernstein funds with the same investment style as the Portfolio, no

26	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

performance or other historical information for the Portfolio was available. Based on the Adviser’s written and oral presentations regarding the management of the Portfolio, and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the trustees concluded that the Adviser was capable of providing high quality portfolio management services to the Portfolio.

Advisory Fees and Other Expenses

The trustees considered the proposed advisory fee rate payable by the Portfolio to the Adviser (zero) and information provided by Lipper showing the fees paid by other fund families under a wrap fee program similar to that of the Portfolio as well as expense ratio information. The trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The trustees noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser will be indirectly compensated by the Sponsors for its services to the Portfolio. While the fees to be paid by the Sponsors to the Adviser will vary, the trustees acknowledged that a portion of those fees (less the expenses of the Portfolio to be paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Portfolio (the “implied fee”) and that the Adviser believes that while the Sponsors will pay the Adviser different fee rates, the rate of fee attributable to portfolio management at the Portfolio level will be the same for all Sponsors. Based on their review, the trustees concluded that the advisory arrangements for the Portfolio, including the zero fee aspect of the Advisory Agreement with the Adviser, were satisfactory.

The Adviser informed the trustees that there are no institutional products managed by it that have an investment style substantially similar to that of the Portfolio. The trustees reviewed the relevant fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer. The trustees recognized that comparisons of the institutional fee rate with the portion of the implied fee attributable to portfolio management were not practicable. The Adviser reviewed with the trustees the significantly greater scope of the services it provides the AllianceBernstein Funds relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Portfolio, and the unusual fee structure for the other portfolios of ACS and the Portfolio, the trustees considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

Since the Portfolio does not bear ordinary expenses, the trustees did not consider comparative expense information.

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	27

Economies of Scale

Since the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Portfolio and the Portfolio’s expense ratio is zero, the trustees did not consider the extent to which fee levels in the Advisory Agreement reflect economies of scale. They did note, however, that the fee payable to the Adviser by each of the current Sponsors declines at a breakpoint based on total assets managed by the Adviser for the Sponsors.

28	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS.

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P., (the “Adviser”) and AllianceBernstein Corporate Shares (the “Trust”) in respect of AllianceBernstein Taxable Multi-Sector Income Shares (the “Portfolio”).2

The Portfolio is designed to serve the needs of the Adviser’s separately managed account (“SMA”) or “wrap fee” clients. Since SMA clients pay their wrap program provider a unitary fee for managing all investments in their portfolio, the Portfolio will not pay an advisory fee. The Adviser will also reimburse the Portfolio for all of its other operating expenses, except certain extraordinary expenses, taxes, brokerage costs and the interest on borrowed money and on other leveraging methods.

The Portfolio is designed as a component of an institutional fixed-income mandate, Core Plus (“Core Plus SMA”), to be made available to SMA clients. Core Plus SMA is modeled on the Adviser’s U.S. Strategic Core Plus investment mandate. Core Plus SMA is expected to use a 60% allocation to direct investments in individual U.S. Government/U.S. agency securities, including pass-thru agency mortgage-backed securities, or cash investments, complemented by a 40% allocation to the Portfolio in order to achieve the approximate exposures of the U.S. Strategic Core Plus investment mandate. The Portfolio’s role as a component of Core Plus SMA will call for the Portfolio to utilize leverage in certain circumstances.

The Adviser intends to manage the Portfolio in a multi-sector investment style. The Portfolio’s proposed investment objective is to generate income and price appreciation. The Portfolio will have the latitude to invest across all sectors, including corporate debt (both investment grade and non-investment grade), mortgage sector (both residential and commercial), U.S. Government/U.S agency,3 asset-backed, bank loans and Treasury Inflation-Protected Securities (“TIPS”), as well as foreign corporate debt and foreign government debt of developed and emerging countries. The Portfolio will have the flexibility to use active currency management and may utilize leverage, including the use of reverse repurchase agreements, for investment purposes. The Portfolio will also

1	It should be noted that the information in the fee summary was completed on May 26, 2010 and presented to the Board of Trustees on June 9, 2010.

2	Future references to the Trust and the Portfolio do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class A shares of the Portfolio.

3	Since the Portfolio is designed as a multi-sector complement to Core Plus SMA’s U.S. Government/U.S. agency holdings, the Portfolio is expected to own only a small amount of U.S. Government /U.S. agency securities or even none at all.

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	29

be permitted to invest in derivatives, including futures, swaps, options, options on futures and currency transactions.

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Trustees of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of this summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Trustees in connection with their review of the proposed approval of the initial Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays no advisory fee to the Adviser for receiving the services to be provided pursuant to the Investment Advisory Agreement. As previously mentioned, the Portfolio is designed to serve the needs of the Adviser’s separately managed account (“SMA”) clients. Since SMA clients pay their wrap program provider a unitary fee for managing all investments of their portfolio, the Portfolio will not pay an advisory fee. The Adviser will also reimburse the Portfolio for all of its other operating expenses, except certain extraordinary expenses, taxes, brokerage costs and the interest on borrowed money or alternative sources of leverage.

The Portfolio will offer only one no-load class of shares, which will be distributed through its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”). The Portfolio will not have a distribution plan pursuant to Rule 12b-1

30	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

under the 40 Act. Set forth below is the Portfolio’s anticipated annual operating expenses in percentages:

Annual Operating Expenses	%
Management Fees[4]	0.35%
Distribution Fees	0.00%
Other Expenses	0.00%
Fee Waiver / Reimbursements	-0.35%

Net Expenses	0.00%

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services to be provided by the Adviser to the Portfolio that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio will be more costly than those for institutional client assets due to the greater complexities and time required for investment companies. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

4	This amount reflects the portion of the wrap fee attributable to the management of the Portfolio. This amount also includes estimated operating expenses of the Portfolio that are paid by the Adviser.

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	31

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fee charged to institutional accounts that have a similar investment style as the Portfolio.5 The Portfolio is designed to complement Core Plus SMA, which is modeled after the institutional account, U.S. Strategic Core Plus. Set forth below is U.S. Strategic Core Plus’ advisory fee schedule. Also shown is what would have been the Portfolio’s effective advisory fee had the AllianceBernstein Institutional fee schedule been applicable to the Portfolio based on an initial estimate of the Portfolio’s net assets at $100 million:

Portfolio	Initial Estimated Net Assets ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee
Taxable Multi-Sector Income Shares	$100.0	U.S. Strategic Core Plus Schedule 50 bp on 1st $30 million 20 bp on the balance Minimum Account Size: $25 m	0.290%

The Adviser manages AllianceBernstein Intermediate Bond Fund, Inc. (“Intermediate Bond Fund, Inc.”), a retail mutual fund that has a substantially similar investment style as the anticipated Core SMA Plus.6 Set forth in the table below is the advisory fee schedule of the Intermediate Bond Fund, Inc. and what would have been the effective advisory fee of the Portfolio had the advisory fee schedule of the retail mutual fund been applicable to the Portfolio based on an initial estimate of the Portfolio’s net assets at $100 million:

Portfolio	AllianceBernstein Mutual Funds (“ABMF”)	Fee Schedule	Effective Fee
Taxable Multi-Sector Income Shares	AllianceBernstein Intermediate Bond Fund, Inc.	0.45% on first $2.5 billion 0.40% on next $2.5 billion 0.35% on the balance	0.450%

5	The Supreme Court recently held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), slip op. at 9, 559 U.S. 2010. In the Jones v. Harris decision, the Supreme Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section §36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.” Jones v. Harris at 11.

6

The advisory fee schedules of Intermediate Bond Fund, Inc. and AllianceBernstein Variable Product Series Fund, Inc. – Intermediate Bond Portfolio were affected by the December 2003 settlement between the Adviser and the NYAG. The NYAG related master fee schedule, implemented in January 2004, contemplates eight categories with almost all of the AllianceBernstein funds in each category having the same advisory fee schedule.

32	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

The adviser also manages the AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. AVPS – Intermediate Bond Portfolio has a substantially similar investment style as the anticipated Core SMA Plus and its advisory fee schedule is set forth in the table below.6 Also shown is what would have been the effective advisory fee of the Portfolio had the advisory fee schedule of the AVPS portfolio been applicable to the Portfolio based on an initial estimate of the Portfolio’s net assets at $100 million:

Portfolio	AVPS Portfolio	Fee Schedule	Effective Fee
Taxable Multi-Sector Income Shares	AVPS – Intermediate Bond Portfolio	0.45% on first $2.5 billion 0.40% on next $2.5 billion 0.35% on the balance	0.450%

The Adviser also manages Sanford C. Bernstein Fund II – Intermediate Duration Institutional Portfolio (“SCB II”), which has a substantially similar investment style as the anticipated Core Plus SMA. Set forth in the table below is SCB II’s advisory fee schedule7 and what would have been the effective fee of the Portfolio had SCB II’s advisory fee schedule been applicable to the Portfolio based on an initial estimate of the Portfolio’s assets at $100 million:

Portfolio	ABMF Fund	Fee Schedule	SCB Fund Effective Fee
Taxable Multi-Sector Income Shares[8]	Sanford C. Bernstein Fund II – Intermediate Duration Institutional Portfolio	50 bp on 1st $1 billion 45 bp on the balance	0.500%

The Adviser manages the Sanford C. Bernstein Fund, Inc. (the “SCB Fund”), an open-end management investment company. Intermediate Duration Portfolio of the SCB Fund has a substantially similar investment style as the anticipated Core Plus SMA and its advisory fee schedule is set forth below. Also presented is what would have been the effective advisory fee of the Portfolio had the SCB Fund fee

7	Although a part of the AllianceBernstein Mutual Funds, SCB II’s advisory fee schedule was not affected by the Adviser’s settlement with the NYAG since its fee schedule had a lower breakpoint level ($1 billion) than the breakpoint level ($2.5 billion) of the High Income category of the NYAG related master schedule. The advisory fee schedule of the High Income category is as follows: 0.50% on the first $2.5 billion, 0.45% on the next $2.5 billion and 0.40% thereafter.

8	SCB II has an expense cap of 0.45%, which effectively reduces the advisory fee.

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	33

schedule been applicable to the Portfolio based on an initial estimate of the Portfolio’s net assets at $100 million:

Portfolio	SCB Fund Portfolio	Fee Schedule	SCB Fund Effective Fee
Taxable Multi-Sector Income Shares	SCB Fund – Intermediate Duration Portfolio	50 bp on 1st $1 billion 45 bp on next $2 billion 40 bp on next $2 billion 35 bp on next $2 billion 30 bp thereafter	0.500%

The Adviser provides sub-advisory investment services to certain other investment companies managed by other fund families. The Adviser charges the following fees for each of these sub-advisory relationships. Also shown are what would have been the effective advisory fees of the Funds had the fee schedules of the sub-advisory relationships been applicable to those Funds based on an initial estimate of the Portfolio’s net assets at $100 million:

Portfolio		Fee Schedule	Effective Sub-Adv. Fee	Portfolio Advisory Fee
Taxable Multi-Sector Income Shares	Client #1[9]	0.29% on 1st $100 million 0.20% on the balance	0.290%	0.450%

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser. In addition, to the extent that the sub-advisory relationship is with an affiliate of the Adviser, the fee schedule may not reflect arm’s-length bargaining or negotiations.

While it appears that the sub-advisory relationship is paying a lower fee than the Portfolio, it is difficult to evaluate the relevance of such fees due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and sub-advisory relationship. There could be various business reasons why an investment adviser would be willing to manage a sub-advisory relationship for a different fee level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment, generally required by a registered investment company.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fee arrangements of the Portfolio with those of other

9	This is the fee schedule of a fund managed by an affiliate of the Adviser.

34	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

investment companies receiving similar services from other investment advisers.10 Each peer selected by Lipper had a similar fee arrangement as the Portfolio, which is to say that with respect to the Portfolio’s peers, all fund expenses, including management fees11 were reimbursed by the investment adviser.12

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained an independent consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio has not yet commenced operations. Therefore, there is no historic profitability data with respect to the Adviser’s investment services to the Portfolio. A weighted average of the Adviser’s profitability in respect to the Portfolio’s SMA clients, in addition to any fund specific revenue or expense item, will be used to calculate the Portfolio’s profitability.

V.	POSSIBLE ECONOMIES OF SCALE

Although the Portfolio will not pay the Adviser an advisory fee, it is still worth considering information on possible economies of scale. The Adviser has indicated that economies of scale are being shared with shareholders through fee structures, subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the

10	Only zero fee no-load funds that participated in a wrap fee program were considered for inclusion in the Portfolio’s EG, regardless of the Lipper investment classification/objective of the Portfolio’s peers. The Portfolio’s EG includes the Portfolio, which is classified by Lipper as “Intermediate Investment Grade Debt Fund”, two U.S. Mortgage Funds and one Treasury Inflation-Protected Securities (“TIPS”) Fund, one General Bond Fund, and two Global Income Funds.

11	“Management Fee” is the fee attributable to the management and bearing of expenses of the funds (not the management of the wrap fee program). In each case the advisory contract provides for an advisory or management fee of zero.

12	In considering this section, it should be noted that the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arms length.” Jones v. Harris at 14.

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	35

fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Trustees an update of the Deli13 study on advisory fees and various fund characteristics.14 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.15 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $501 billion as of April 30, 2010, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

Since the Portfolio has not yet commenced operations, the Portfolio has no performance history. However, the Adviser manages other investment companies that have a substantially similar investment style as the anticipated Core Plus

13	The Deli study was originally published in 2002 based on 1997 data.

14	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones V. Harris at 14.

15	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

36	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

SMA, and their 1, 3, 5 and 10 net performance returns as of April 30, 2010, along with their benchmarks are set forth in the table below:

	Periods Ending April 30, 2010 Annualized Net Performance (%)
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)
AllianceBernstein Intermediate Bond Fund, Inc. – Class A Shares	19.13	5.79	5.06	5.69
Barclays Capital U.S. Aggregate Bond Index	8.30	6.32	5.38	6.43
Inception Date: July 1, 1999

AVPS – Intermediate Bond Portfolio – Class A Shares	20.07	6.18	5.20	5.87
Barclays Capital U.S. Government Index	2.18	6.14	5.06	6.06
Inception Date: September 17, 1992

Sanford C. Bernstein Fund II – Intermediate Duration Institutional Portfolio – Class I Shares	17.93	6.46	5.58	N/A
Barclays Capital U.S. Aggregate Bond Index	8.30	6.32	5.38	N/A
Inception Date: May 17, 2002

Sanford C. Bernstein Fund, Inc. – Intermediate Bond Portfolio – Private Client (“Bernstein”) Class Shares	17.40	6.49	5.60	5.94
Barclays Capital U.S. Aggregate Bond Index	8.30	6.32	5.38	6.43
Inception Date: January 17, 1989

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 28, 2010

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	37

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Conservative Wealth Strategy*

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Conservative Wealth Strategy*

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio*

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Core Opportunities Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

Arizona Municipal Bond Inflation Strategy California High Income Massachusetts Michigan	Minnesota National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Ibero-America Fund*

Inflation Strategies

Multi-Asset Inflation Strategy

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to December 31, 2009, Conservative Wealth Strategy was named Wealth Preservation Strategy, and Tax-Managed Conservative Wealth Strategy was named Tax-Managed Wealth Preservation Strategy. U.S. Strategic Research Portfolio was incepted on December 23, 2009. Prior to January 20, 2010, The Ibero-America Fund was named The Spain Fund. Prior to March 1, 2010, Core Opportunities Fund was named the Focused Growth & Income Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

38	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

AllianceBernstein Family of Funds

NOTES

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES •	39

NOTES

40	• ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

ALLIANCEBERNSTEIN TAXABLE MULTI-SECTOR INCOME SHARES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

TMSIS-0152-1010

SEMI-ANNUAL REPORT

AllianceBernstein

Municipal Income Shares

October 31, 2010

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur various ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 31, 2010*		Ending Account Value October 31, 2010		Expenses Paid During Period**
	Actual	Hypothetical	Actual	Hypothetical†	Actual	Hypothetical
Class A	$1,000	$1,000	$1,006.01	$1,025.21	$0.00	$0.00
*	Commencement of operations.
**	Expenses are equal to the Fund's annualized expense ratio of 0.00%. The Fund’s expenses are borne by the Adviser or it affiliates.
†	Assumes 5% return before expenses.

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	1

Fund Expenses

Portfolio Summary

October 31, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $10.2

*	All data are as of October 31, 2010. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the Standard & Poor’s Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings, Ltd. Quality breakdown is the measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is highest (best) and D is lowest (worst).

2	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

Portfolio Summary

Portfolio of Investments

October 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 108.2%
Long-Term Municipal Bonds – 73.8%
Alabama – 2.1%
Selma AL IDB (International Paper Co.)
Series 2010A 5.80%, 5/01/34	$200	$209,360

Arizona – 3.1%
Downtown Phoenix Hotel Corp. FGIC Series 2005A
5.00%, 7/01/40	150	127,309
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007 5.00%, 12/01/37	200	189,766

		317,075

California – 10.8%
California GO 5.00%, 12/01/37	300	300,519
California Statewide CDA (Daughters of Charity Hlth Sys)
Series 2005A 5.25%, 7/01/30	110	104,933
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A 7.25%, 10/01/38	100	107,573
Golden St Tobacco Sec CA (Golden St Tob Securitization) Series 2007A-1 5.125%, 6/01/47	100	71,595
Los Angeles CA Dept Arpts (Los Angeles Intl Airport) Series 2010B 5.00%, 5/15/31(a)	300	314,601
Turlock CA Hlth Fac COP (Emanuel Medical Center) 5.375%, 10/15/34	210	201,665

		1,100,886

Colorado – 4.0%
Park Creek Met Dist CO 5.50%, 12/01/37	200	201,038
Regional Transportation District (Denver Transit Partners) 6.00%, 1/15/41	200	209,720

		410,758

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	3

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Georgia – 2.0%
De Kalb Cnty GA Hosp Auth (De Kalb Medical Center) 6.125%, 9/01/40	$200	$206,766

Illinois – 1.0%
Illinois Finance Auth (Navistar International Corp.)
6.50%, 10/15/40	100	104,081

Indiana – 1.9%
Indiana Finance Auth (Kings Daughters Hospital) 5.50%, 8/15/40(a)	200	192,068

Kentucky – 1.9%
Louisville & Jefferson Cnty KY (Norton Healthcare) 5.25%, 10/01/36	200	197,756

Louisiana – 5.9%
Louisiana Loc Govt Envrn Fac & CDA (Women’s Hospital Foundation) Series 2010A 6.00%, 10/01/44	200	207,550
Louisiana Pub Fac Auth (Ochsner Clinic Fndtn) Series 2007A 5.375%, 5/15/43	200	193,874
St John Baptist Parish LA (Marathon Oil Corp.) Series 2007A 5.125%, 6/01/37	200	197,560

		598,984

Massachusetts – 3.0%
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary) Series 2010C 5.375%, 7/01/35	100	99,789
Massachusetts Port Auth (Delta Airlines, Inc.) Series 2001A 5.50%, 1/01/13	205	202,729

		302,518

Michigan – 6.8%
Kent MI Hosp Fin Auth (Metropolitan Hospital) Series 2005A 5.75%, 7/01/25	100	100,518

4	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Michigan Hosp Fin Auth (Henry Ford Health Sys) Series 2006A 5.25%, 11/15/32	$200	$201,744
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr) 5.00%, 7/01/30	100	97,910
Wayne County Airport Authority (Detroit Metro Wayne Cnty Arpt) NPFGC-RE 5.00%, 12/01/27	300	288,003

		688,175

Minnesota – 1.0%
Minnesota Hgr Ed Fac Auth (St. Scholastic College) Series 2010H
5.125%, 12/01/40(a)	100	100,826

Missouri – 1.0%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs) 5.50%, 2/01/42	100	99,991

New Jersey – 3.0%
New Jersey EDA (Continental Airlines) 6.25%, 9/15/29	100	99,454
6.40%, 9/15/23	100	100,143
Tobacco Settlement Financing Corp. Series 2007 1A 5.00%, 6/01/41	150	108,007

		307,604

New York – 2.1%
Nassau Cnty NY IDA (Amsterdam at Harborside) Series 2007A 6.50%, 1/01/27	100	102,807
New York NY IDA (American Airlines, Inc.) 7.75%, 8/01/31	100	106,295

		209,102

Ohio – 3.1%
Buckeye OH Tob Stlmnt Fin Auth Series 2007A-2 5.875%, 6/01/47	150	114,081
County of Erie (Firelands Regional Med Ctr) 5.25%, 8/15/46	210	201,806

		315,887

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	5

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 2.7%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 2007A 5.375%, 11/15/40	$130	$99,951
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.) 6.125%, 1/01/45(a)	180	176,821

		276,772

Puerto Rico – 2.0%
Puerto Rico Sales Tax Fin Corp. Series 2010C 5.00%, 8/01/35	200	207,006

Rhode Island – 1.0%
Tobacco Settlement Financing Corp. (Rhode Island Tobacco Asset Sec) 6.25%, 6/01/42	100	99,176

South Carolina – 2.1%
South Carolina Pub Svc Auth 5.00%, 1/01/33(a)	200	216,720

Tennessee – 2.0%
Johnson City TN Hlth & Ed (Mountain States Health Alliance/TN) 5.50%, 7/01/36	200	200,176

Texas – 8.2%
Brazos River TX Hbr Nav Dist (Dow Chemical Co.) Series 2008A 5.95%, 5/15/33	200	206,904
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living) 5.50%, 11/15/22	200	197,058
Texas Private Acvty Bond Srfc Transp Corp. (LBJ Managed Lanes Project) 7.00%, 6/30/40	200	218,155
Texas Private Acvty Bond Srfc Transp Corp. (NTE Mobility Partners LLC Project) 6.875%, 12/31/39	200	217,462

		839,579

Virginia – 2.1%
Tobacco Settlement Financing Corp. Series 2007B1 5.00%, 6/01/47	300	210,345

6	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Washington – 1.0%
Washington St HFC (Skyline at First Hill Proj) Series 2007A 5.625%, 1/01/27	$140	$101,076

Total Long-Term Municipal Bonds (cost $7,489,990)		7,512,687

Short-Term Municipal Notes – 34.4%
Colorado – 7.9%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog) 0.28%, 5/01/37(b)	800	800,000

Iowa – 10.8%
Hills IA Hlth Fac Auth (Mercy Hospital) 0.29%, 8/01/35(b)	300	300,000
Iowa Finance Auth (Central College Iowa) Series 2008 0.30%, 10/01/38(b)	800	800,000

		1,100,000

New York – 11.8%
Long Island Power Authority 0.27%, 5/01/33(b)	400	400,000
New York NY Mun Wtr Fin Auth 0.25%, 6/15/24(b)	400	400,000
New York NY Trnsl Fin Auth 0.29%, 5/01/28(b)	400	400,000

		1,200,000

Washington – 3.9%
Washington St HFC 0.25%, 11/01/25(b)	400	400,000

Total Short-Term Municipal Notes (cost $3,500,000)		3,500,000

Total Investments – 108.2% (cost $10,989,990)		11,012,687
Other assets less liabilities – (8.2)%		(838,990)

Net Assets – 100.0%		$10,173,697

(a)	When-Issued or delayed delivery security.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	7

Portfolio of Investments

payable on demand and is secured by letters of credit or other credit support agreements from major banks.

As of October 31, 2010, the Portfolio held 4.1% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

CDA – Community Development Authority

COP – Certificate of Participation

EDA – Economic Development Agency

FGIC – Financial Guaranty Insurance Company

GO – General Obligation

HFC – Housing Finance Corporation

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Board

NPFGC-RE – National Public Finance Guarantee Corporation Reinsuring FGIC

See notes to financial statements.

8	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

October 31, 2010 (unaudited)

Assets
Investments in securities, at value (cost $10,989,990)	$11,012,687
Cash	170,234
Interest receivable	120,256

Total assets	11,303,177

Liabilities
Payable for investment securities purchased	1,118,751
Dividends payable	10,729

Total liabilities	1,129,480

Net Assets	$10,173,697

Composition of Net Assets
Shares of beneficial interest, at par	$10
Additional paid-in capital	10,150,990
Net unrealized appreciation on investments	22,697

$10,173,697

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 1,015,085 common shares outstanding)	$10.02

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	9

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

For the Period Ended August 31, 2010(a) to October 31, 2010 (unaudited)

Investment Income
Interest	$40,318

Realized and Unrealized Gain on Investment Transactions
Net change in unrealized appreciation/depreciation of investments	22,697

Net gain on investment transactions	22,697

Net Increase in Net Assets from Operations	$63,015

(a)	Commencement of operations.

See notes to financial statements.

10	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	August 31, 2010(a) to October 31, 2010 (unaudited)
Increase in Net Assets from Operations
Net investment income	$40,318
Net change in unrealized appreciation/depreciation of investments	22,697

Net increase in net assets from operations	63,015
Dividends to Shareholders from
Net investment income	(40,318)
Transactions in Shares of Beneficial Interest
Net increase	10,151,000

Total increase	10,173,697
Net Assets
Beginning of period	–0	–

End of period	$10,173,697

(a)	Commencement of operations.

See notes to financial statements.

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	11

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

October 31, 2010 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Corporate Shares (the “Trust”) was organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust (“Declaration of Trust”) dated January 26, 2004. The Trust is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company. The Trust operates as a “series” company currently having three separate portfolios: AllianceBernstein Corporate Income Shares, AllianceBernstein Municipal Income Shares (the “Portfolio”) and AllianceBernstein Taxable Multi-Sector Income Shares. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. AllianceBernstein Corporate Income Shares commenced operations on December 11, 2006. AllianceBernstein Municipal Income Shares commenced operations on August 31, 2010. AllianceBernstein Taxable Multi-Sector Income Shares commenced operations on September 14, 2010. This report relates only to AllianceBernstein Municipal Income Shares.

Shares of the Portfolio are offered exclusively to holders of accounts established under wrap-fee programs sponsored and maintained by certain registered investment advisers approved by the Adviser. The Portfolio’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Portfolio’s Board of Trustees.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If

12	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

Notes to Financial Statements

there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	13

Notes to Financial Statements

the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of October 31, 2010:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$7,512,687		$	– 0	–	$7,512,687
Short-Term Municipal Notes		– 0	–	3,500,000			– 0	–	3,500,000

Total Investments in Securities		– 0	–	11,012,687			– 0	–	11,012,687
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$11,012,687		$	– 0	–	$11,012,687

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

3. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those

14	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

Notes to Financial Statements

determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Advisory Agreement, the Portfolio pays no advisory fee to the Adviser. The Adviser serves as investment manager and adviser of the Portfolio and continuously furnishes an investment program for the Portfolio and manages, supervises and conducts the affairs of the Portfolio, subject to the supervisions of the Portfolio’s Board of Trustees. The Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Portfolio for, office space, facilities and equipment, services of executive and other personnel of the Portfolio and certain administrative services.

The Portfolio has entered into a Distribution Agreement (the “Agreement”) with AllianceBernstein Investments, Inc., the Portfolio’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Portfolio’s shares, which are sold at their net asset value without any sales charge. The Underwriter receives no fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, acts as the Portfolios’ registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders. ABIS receives no fee for this service.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended October 31, 2010 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$7,490,229		$	– 0	–
U.S. government securities	– 0	–		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$57,094
Gross unrealized depreciation	(34,397)

Net unrealized appreciation	$22,697

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	15

Notes to Financial Statements

NOTE D

Capital Stock

Transactions in shares of beneficial interest were as follows:

	Shares	Amount
	August 31, 2010(a) to October 31, 2010 (unaudited)	August 31, 2010(a) to October 31, 2010 (unaudited)

Class A
Shares sold	1,015,085	$10,151,000

Net increase	1,015,085	$10,151,000

(a)	Commencement of operations.

NOTE E

Risks Involved in Investing in the Portfolio

Municipal Market Risk and Concentration of Credit Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolio invests more of its assets in a particular state’s municipal securities, the Portfolio may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Bond Insurer Risk—The Portfolio may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most fund insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research.

The ratings of most insurance companies have been downgraded and it is possible that an insurance company may become insolvent. If an insurance company’s

16	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

Notes to Financial Statements

rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

The Adviser believes that downgrades in insurance company ratings or insurance company insolvencies present limited risk to the Portfolio. The generally investment grade underlying credit quality of the insured municipal securities reduces the risk of a significant reduction in the value of the insured municipal security.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE F

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	17

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

August 31, 2010(a) to October 31, 2010 (unaudited)
Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)	.04
Net realized and unrealized gain on investment transactions	.02

Net increase in net asset value from operations	.06

Less: Dividends
Dividends from net investment income	(.04)

Net asset value, end of period	$ 10.02

Total Return
Total investment return based on net asset value(c)	.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,174
Ratio to average net assets of:
Net investment income(d)	2.39%
Portfolio turnover rate	0%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

See notes to financial statements.

18	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

Financial Highlights

BOARD OF TRUSTEES

William H. Foulk, Jr.(1), Chairman	Robert M. Keith, President and Chief Executive Officer
John H. Dobkin(1)
Michael J. Downey(1)	Garry L. Moody(1)
D. James Guzy(1)	Marshall C. Turner, Jr.(1)
Nancy P. Jacklin(1)	Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Michael G. Brooks(2), Vice President Robert B. Davidson III(2) , Vice President	Wayne Godlin(2), Vice President Terrance T. Hults(2), Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004 Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Municipal Bond Investment Team. Messrs. Michael Brooks, R.B. Davidson III, Wayne D. Godlin and Terrance T. Hults are the investment professionals primarily responsible for the day-to-day management of the Fund’s portfolio.

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	19

Board of Trustees

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “trustees”) of AllianceBernstein Corporate Shares (the “Fund”) unanimously approved the application of the Fund’s Advisory Agreement with the Adviser in respect of AllianceBernstein Municipal Income Shares (the “Portfolio”) for an initial two-year period at a meeting held on May 4-6, 2010.

Prior to approval of the Advisory Agreement in respect of the Portfolio, the trustees had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed approval of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The trustees also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee in the Advisory Agreement wherein the Senior Officer concluded that the contractual fee (zero) for the Portfolio was reasonable. The trustees also discussed the proposed approval in private sessions with counsel and the Fund’s Senior Officer.

The trustees noted that the Portfolio is designed as a vehicle for the wrap fee account market (where investors pay fees to a wrap fee sponsor which pays investment fees and expenses from such fee). The trustees also noted that no advisory fee is payable by the Portfolio, that the Advisory Agreement does not include the reimbursement provision for certain administrative expenses included in the advisory agreements of most of the open-end AllianceBernstein Funds, and that the Adviser is responsible for payment of the Portfolio’s ordinary expenses. The trustees noted that the Fund acknowledges in the Advisory Agreement that the Adviser and its affiliates expect to receive compensation from third parties in connection with services provided under the Advisory Agreement. The trustees further noted that the Adviser will receive payments from the wrap fee program sponsors (the “Sponsors”) that use the Portfolio as an investment vehicle for their clients.

The trustees considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Portfolio gained from their experience as trustees or directors of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the trustees and its responsiveness, frankness and attention to concerns raised by the trustees in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The trustees noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on

20	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

the investment results of the Portfolio and review extensive materials and information presented by the Adviser.

The trustees also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and different trustees may have attributed different weights to the various factors. The trustees determined that the selection of the Adviser to manage the Portfolio, and the overall arrangements between the Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the trustees’ determination included the following:

Nature, Extent and Quality of Services To Be Provided

The trustees considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AllianceBernstein Funds. They also noted the professional experience and qualifications of the Portfolio’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolio’s other service providers, also were considered. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Portfolio under the Advisory Agreement.

Costs of Services To Be Provided and Profitability

Because the Portfolio had not yet commenced operations, the trustees were unable to consider historical information about the profitability of the Portfolio. However, the Adviser agreed to provide the trustees with profitability information in connection with future proposed continuances of the Advisory Agreement in respect of the Portfolio. They also considered the costs to be borne by the Adviser in providing services to the Portfolio.

Fall-Out Benefits

The trustees considered the benefits to the Adviser and its affiliates from their proposed relationships with the Portfolio other than the fees payable to it by the Sponsors whose clients invest in the Portfolio. The trustees also noted that the Adviser is compensated by the Sponsors whose clients invest in the Portfolio. The trustees understood that the Adviser might also derive reputational and other benefits from its association with the Portfolio.

Investment Results

Since the Portfolio had not yet commenced operations, no performance or other historical information for the Portfolio was available. The trustees noted that the

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	21

Portfolio’s investment strategy would be substantially identical to the retail AllianceBernstein High Income Municipal Income Portfolio, which commenced operations on January 26, 2010. The trustees reviewed the year to date performance returns of the Class A Shares of the retail fund and its benchmark for the period January 29, 2010 through March 31, 2010 and noted that the retail fund lagged the Barclays Capital Municipal Bond Index, the proposed benchmark for the Portfolio. The trustees did not assign great weight to this information due to the very short period for which the retail fund had been operational. Based on the Adviser’s written and oral presentations regarding the management of the Portfolio, and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the trustees concluded that the Adviser was capable of providing high quality portfolio management services to the Portfolio.

Advisory Fees and Other Expenses

The trustees considered the proposed advisory fee rate payable by the Portfolio to the Adviser (zero) and information provided by Lipper showing the fees paid by other fund families under a wrap fee program similar to that of the Portfolio as well as expense ratio information. The trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The trustees noted the unusual arrangements in the Advisory Agreement providing for no advisory fee but were cognizant that the Adviser will be indirectly compensated by the Sponsors for its services to the Portfolio. While the fees to be paid by the Sponsors to the Adviser will vary, the trustees acknowledged that a portion of those fees (less the expenses of the Portfolio to be paid by the Adviser) may reasonably be viewed as compensating the Adviser for advisory services it provides to the Portfolio (the “implied fee”) and that the Adviser believes that while the Sponsors will pay the Adviser different fee rates, the rate of fee attributable to portfolio management at the Portfolio level will be the same for all Sponsors. Based on their review, the trustees concluded that the advisory arrangements for the Portfolio, including the zero fee aspect of the Advisory Agreement with the Adviser, were satisfactory.

The Adviser informed the trustees that there are no institutional products managed by it that have an investment style substantially similar to that of the Portfolio. The trustees reviewed the relevant fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer. The trustees recognized that comparisons of the institutional fee rate with the portion of the implied fee attributable to portfolio management were not practicable. The Adviser reviewed with the trustees the significantly greater scope of the services it provides the AllianceBernstein Funds relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where

22	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Portfolio, and the unusual fee structure for the other portfolio of ACS and the Portfolio, the trustees considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

Since the Portfolio does not bear ordinary expenses, the trustees did not consider comparative expense information.

Economies of Scale

Since the Advisory Agreement does not provide for any compensation to be paid to the Adviser by the Portfolio and the Portfolio’s expense ratio is zero, the trustees did not consider the extent to which fee levels in the Advisory Agreement reflect economies of scale. They did note, however, that the fee payable to the Adviser by each of the current Sponsors declines at a breakpoint based on total assets managed by the Adviser for the Sponsors.

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	23

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Corporate Shares (the “Trust”) with respect to AllianceBernstein Municipal Income Shares (the “Portfolio”).2

Municipal Income Shares is designed to serve the needs of the Adviser’s separately managed account (“SMA”) or “wrap fee” clients. Since SMA clients pay their wrap program provider a unitary fee for managing all investments in their portfolio, the Portfolio will not pay an advisory fee. The Adviser will also reimburse the Portfolio for all of its other operating expenses, except certain extraordinary expenses, taxes, brokerage costs and the interest on borrowed money and on other leveraging methods.

The Portfolio’s investment objective is to earn the highest level of current income, exempt from federal taxation, that is available consistent without what the Adviser considers to be undue risk to principal or income. The Portfolio will invest principally in high yielding municipal securities that may be investment grade or non-investment grade. The Portfolio may also invest in longer maturity bonds, forward commitments, zero coupon municipal securities and variable, floating and invest floating municipal securities, certain types of mortgage related securities and derivative instruments, including tender option bonds (“TOBs”), options, futures, forwards and interest rate swaps. The use of TOBs and interest rate swaps will provide the Portfolio with operational leverage, which the Adviser anticipates, in the aggregate will approximate, under normal market conditions, 130% of the Portfolio’s net assets. The Portfolio may make short sales or maintain a short position, and may use other investment techniques.

The evaluation of the Investment Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Trust, for the Trustees of the Fund, as required by the September 1, 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees of the Trust to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the ‘40 Act) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the Portfolio’s Investment Advisory Agreement, which was provided to the Trustees in connection with their review of the

1	It should be noted that the Senior Officer’s fee evaluation was completed on April 21, 2010 and presented to the Board of Trustees on May 4-6, 2010.
2	Future references to the Portfolio do not include “AllianceBernstein.”

24	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

proposed Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

PORTFOLIO ADVISORY FEES, EXPENSE CAPS, REIMBURSEMENTS, & RATIOS

The Adviser proposed that the Portfolio pays no advisory fee to the Adviser for receiving the services to be provided pursuant to the Investment Advisory Agreement. The Portfolio is designed to serve the needs of the Adviser’s separately managed account (“SMA”) clients. Since SMA clients pay their wrap program provider a unitary fee for managing all investments of their fund, the Portfolio will not pay an advisory fee. The Adviser will also reimburse the Portfolio for all of its other operating expenses, except certain extraordinary expenses, taxes, brokerage costs and the interest on borrowed money or alternative sources of leverage.

The Portfolio will offer only one no-load class of shares, which will be distributed through its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”). Since the Portfolio will pay no advisory fees or expenses, the Portfolio will not have a distribution plan pursuant to Rule 12b-1 under the 40 Act. Set forth below is the Portfolio’s anticipated annual operating expenses in percentages:

Annual Operating Expenses	%
Management Fees[3]	0.35%
Distribution Fees	0.00%
Other Expenses	0.00%
Fee Waiver / Reimbursements	-0.35%

Net Expenses	0.00%

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies.

3	This amount reflects the portion of the wrap fee attributable to the management of the Portfolio. This amount also includes estimated operating expenses of the Portfolio that are paid by the Adviser.

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	25

The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services to be provided by the Adviser to the Portfolio that is not provided to non-investment company clients will include providing office space and personnel to serve as Portfolio Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for investment companies will be more costly than those for institutional client assets due to the greater complexities and time required for investment companies. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although arguably still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolio.4 However, with respect to the Portfolio, the Adviser has represented that there is no category in the Form ADV for institutional products that have a substantially similar investment style as the Portfolio.

4	The Supreme Court recently held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), slip op. at 9, 559 U.S. 2010. In the Jones v. Harris decision, the Supreme Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.” Jones v. Harris at 11.

26	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

AllianceBernstein Municipal Income Fund, Inc.–High Income Municipal Portfolio (“High Income Municipal Portfolio”), a retail mutual fund managed by the Adviser has a substantially similar investment style as the Portfolio, and its advisory fee schedule is set forth below. Also shown is what would have been the effective advisory fee of the Portfolio had the retail mutual fund’s fee schedule been applicable to the Portfolio based on an initial estimate of the Portfolio’s net assets at $100 million.

Portfolio	AllianceBernstein Mutual Fund	Fee Schedule	AllianceBernstein Mutual Fund Effective Fee
Municipal Income Shares	Retail High Income Municipal	0.50% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	0.500

The Adviser represented that it does not sub-advise any registered investment company that has a similar investment strategy as the Portfolio.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUNDS COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fee arrangements of the Portfolio with those of other investment companies receiving similar services from other investment advisers.5 Each peer selected by Lipper had a similar fee arrangement as the Portfolio, which is to say that with respect to the Portfolio’s peers, all fund expenses, including management fees6 were reimbursed by the investment adviser.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained an independent consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

5	Only zero fee no-load funds that participated in a wrap fee program were considered for inclusion in the Portfolio’s EG, regardless of the Lipper investment classification/objective of the Portfolio’s peers. The Portfolio’s EG includes the Portfolio, which is classified by Lipper as “High Current Yield”, two U.S. Mortgage Funds and one Treasury Inflation-Protected Securities (“TIPS”) Fund, one General Bond Fund, and two General Income Funds.
6	“Management Fee” is the fee attributable to the management and bearing of expenses of the funds (not the management of the wrap fee program). In each case the advisory contract provides for an advisory or management fee of zero.

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	27

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio has not yet commenced operations. Therefore there is no historic profitability data with respect to the Adviser’s investment services to the Portfolio.

The Portfolio does not pay an advisory fee to the Adviser. However, the Adviser will profit indirectly through the advisory fees that it will receive from future SMA clients that invest in the Portfolio. The profitability will be calculated using a weighted average of the profitability of the SMA clients, in addition to any fund specific revenue or expense item.

AllianceBernstein Investments, Inc. (“ABI”) and AllianceBernstein Investor Services, Inc. (“ABIS”), affiliates of the Adviser, will serve as the Portfolio’s underwriter and transfer agent, respectively. The courts have referred to this type of business relationships as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. However, neither ABI nor ABIS will receive a fee for serving as the Portfolio’s underwriter and transfer agent.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,7 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems, can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Trustees an update of the Deli8 study on advisory fees and various fund characteristics.9 The independent consultant first reiterated the results of his

7	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.
8	The Deli study was originally published in 2002 based on 1997 data.
9	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones v. Harris at 14.

28	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.10 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE PORTFOLIOS.

With assets under management of $501 billion as of March 31, 2010, the Adviser has the investment experience to manage and provide non-investment services to the Portfolio.

Since the Portfolio has not yet commenced operations, the Portfolio has no performance history. However, the Adviser manages High Income Municipal Portfolio, which has a substantially similar investment style as the Portfolio. Set forth below are the year to date performance returns of the Class A shares of High Income Municipal Portfolio and its benchmark for the period January 29, 2010 through March 31, 2010:

Fund	Jan. 29, 2010 – March 31, 2010 Net Performance (%)
Retail High Income Municipal Portfolio	0.10%
Barclays Capital Municipal Bond Index	0.73%

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 2, 2010

10	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	29

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Conservative Wealth Strategy*

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Conservative Wealth Strategy*

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio*

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Core Opportunities Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

Arizona Municipal Bond Inflation Strategy California High Income Massachusetts Michigan	Minnesota National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Ibero-America Fund*

Inflation Strategies

Multi-Asset Inflation Strategy

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to December 31, 2009, Conservative Wealth Strategy was named Wealth Preservation Strategy, and Tax-Managed Conservative Wealth Strategy was named Tax-Managed Wealth Preservation Strategy. U.S. Strategic Research Portfolio was incepted on December 23, 2009. Prior to January 20, 2010, The Ibero-America Fund was named The Spain Fund. Prior to March 1, 2010, Core Opportunities Fund was named the Focused Growth & Income Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

30	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

AllianceBernstein Family of Funds

NOTES

ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES •	31

NOTES

32	• ALLIANCEBERNSTEIN MUNICIPAL INCOME SHARES

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MIS-0152-1010

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/S/ ROBERT M. KEITH
Robert M. Keith
President

Date: December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ROBERT M. KEITH
Robert M. Keith
President

Date: December 28, 2010

By:	/S/ JOSEPH J. MANTINEO
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: December 28, 2010